N-6	May 01, 2023 USD ($) Years
Prospectus:
Document Type	N-6
Entity Registrant Name	Massachusetts Mutual Variable Life Separate Account I
Entity Central Index Key	0000836249
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals
If you surrender the policy, decrease the Face Amount, or the policy lapses in the first ten Policy Years or the first ten years following an increase in Face Amount, a surrender charge may apply. For the Initial Face Amount, rates are based on the Insured’s issue age, gender, risk class, and coverage year. For each increase in the Face Amount, rates are based on the Insured’s Attained Age, gender, risk class on the effective date of the increase, and coverage year. The surrender charge is the sum of surrender charges for the Initial Face Amount and all Face Amount increases.
For a 35-year-old male Insured, non-tobacco user, in the standard risk classification, with an initial premium of $100,000, $1,000,000 Face Amount and no increases in Face Amount, upon surrender in the first Policy Year, a charge of up to $11,250 could be assessed.
Fee Tables – Transaction Fees – Surrender Charges Charges and Deductions – Transaction Charges – Surrender Charges Death Benefit – Right to Change the Face Amount
Transaction Charges
In addition to surrender charges, you also may be charged for other transactions.
Premium Expense Charge. We deduct a premium expense charge from each premium you pay. The current and maximum premium expense charge is 8% of each premium payment up to and including the Premium Expense Factor, and 7% of premium over the Premium Expense Factor.
Rider Processing Fee. We assess a one-time processing fee of up to $250 (less in some states) when you exercise the Accelerated Death Benefit for Terminal Illness Rider and a fee of $75 when you exercise the Substitute of Insured Rider.
We assess a one-time charge based on the Account Value and Attained Age of the Insured when the Overloan Protection Rider is exercised.
Fee Tables – Transaction Fees Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Transaction Charges
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance and cost of optional riders. Those fees and expenses may either be fixed or vary based on characteristics of the Insured (e.g., age, sex, and risk classification). You should view the policy’s specifications pages for rates applicable to your policy.
You also will bear fees and expenses associated with the Funds you choose, as shown below.
Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Monthly Charges Against the Account Value Appendix A
	Annual Fee	Minimum	Maximum
	Fund options (Fund fees and expenses)	0.12%(1)	1.68%(1)
(1)	As a percentage of Fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you surrender the policy, decrease the Face Amount, or the policy lapses in the first ten Policy Years or the first ten years following an increase in Face Amount, a surrender charge may apply. For the Initial Face Amount, rates are based on the Insured’s issue age, gender, risk class, and coverage year. For each increase in the Face Amount, rates are based on the Insured’s Attained Age, gender, risk class on the effective date of the increase, and coverage year. The surrender charge is the sum of surrender charges for the Initial Face Amount and all Face Amount increases.
For a 35-year-old male Insured, non-tobacco user, in the standard risk classification, with an initial premium of $100,000, $1,000,000 Face Amount and no increases in Face Amount, upon surrender in the first Policy Year, a charge of up to $11,250 could be assessed.
Fee Tables – Transaction Fees – Surrender Charges
Charges and Deductions – Transaction Charges – Surrender Charges
Death Benefit – Right to Change the Face Amount

Surrender Charge Phaseout Period, Years | Years	10
Surrender Charge Example Maximum [Dollars]	$ 11,250
Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges, you also may be charged for other transactions.
Premium Expense Charge. We deduct a premium expense charge from each premium you pay. The current and maximum premium expense charge is 8% of each premium payment up to and including the Premium Expense Factor, and 7% of premium over the Premium Expense Factor.
Rider Processing Fee. We assess a one-time processing fee of up to $250 (less in some states) when you exercise the Accelerated Death Benefit for Terminal Illness Rider and a fee of $75 when you exercise the Substitute of Insured Rider.
We assess a one-time charge based on the Account Value and Attained Age of the Insured when the Overloan Protection Rider is exercised.
Fee Tables – Transaction Fees
Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses
Charges and Deductions – Transaction Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses
(annual charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance and cost of optional riders. Those fees and expenses may either be fixed or vary based on characteristics of the Insured (e.g., age, sex, and risk classification). You should view the policy’s specifications pages for rates applicable to your policy.
You also will bear fees and expenses associated with the Funds you choose, as shown below.
Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses
Charges and Deductions – Monthly Charges Against the Account Value
Appendix A
Annual Fee
Minimum
Maximum
Fund options (Fund fees and expenses)
0.12%(1)
1.68%(1)
		[1]
Investment Options (of Other Amount) Minimum [Percent]	0.12%
Investment Options (of Other Amount) Maximum [Percent]	1.68%
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Risks [Table Text Block]

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	Principal Risks – Investment Risks General Information About the Company, the Separate Account and the Underlying Funds – Underlying Funds
Not a Short-Term Investment
This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Surrender charges apply for the first ten Policy Years and the first ten years following an increase in Face Amount. These charges will reduce the amount payable to you if you surrender the policy during those times.
Overview of the Policy – What is the policy, and what is it designed to do? Principal Risks – Suitability
Risks Associated with Investment Options
An investment in this policy is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose.
Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.
Principal Risks – Investment Risks General Information About the Company, the Separate Account and the Underlying Funds – Underlying Funds
Insurance Company Risks
An investment in the policy is subject to the risks related to the Depositor (MassMutual). Any obligations (including under any fixed account investment option), guarantees, or benefits of the policy are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.
General Information About the Company, the Separate Account and the Underlying Funds – The Guaranteed Principal Account (GPA)
Policy Lapse
Your policy could terminate (or lapse) if the Net Surrender Value of the policy becomes too low to support the policy’s monthly charges and the Guaranteed Death Benefit (GDB) Safety Test is not met, or if total Policy Debt exceeds the Account Value less surrender charges. Factors that may cause your policy to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your policy lapses, you may be able to reinstate it. To reinstate your policy, you must provide us certain written materials we require as well as a premium payment sufficient to keep the policy In Force for three months after reinstatement. The death benefit will not be paid if the policy has lapsed.
Principal Risks – Policy Termination Policy Termination and Reinstatement

Investment Restrictions [Text Block]
Generally, you may transfer Account Value among the Separate Account Divisions and the GPA, subject to certain limitations. We also offer two automated transfer programs: Dollar Cost Averaging and Portfolio Rebalancing.
Transfers of the policy’s Account Value are subject to the following conditions:
  Transfers from the GPA are limited to one per Policy Year and may not exceed 25% of your Account Value in the GPA (less any Policy Debt). There is one exception to this rule. If you have transferred 25% of the GPA Value (less any Policy Debt) for three consecutive years and you have not added any Net Premiums or transferred amounts to the GPA during these three consecutive years, you may transfer the remainder of the GPA Value (less any Policy Debt) out of the GPA in the succeeding Policy Year.
  Transfers are not permitted from the GPA to the money market Separate Account Division.
  Transfers from a Separate Account Division to the money market Separate Account Division are not permitted within 90 days of any transfer from the GPA.
  Transfers are not permitted during the Free Look period for those policies in which we refund the premium paid less withdrawals and Policy Debt.
  Transfers (including transfers through automated programs) cannot be processed during a Grace Period.
In addition, we reserve the right to reject or restrict transfers if we determine the transfers reflect frequent trading or a market timing strategy, or we are required to reject or restrict by the applicable Fund.
MassMutual also reserves the right to remove or substitute Funds as investment options that are available under the policy.

Optional Benefit Restrictions [Text Block]
Optional benefits, such as riders, may alter the benefits or charges in your policy. Rider availability and benefits may vary by state of issue, and their election may have tax consequences. Riders may have restrictions or limitations. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders.

Tax Implications [Text Block]
  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.
  If you purchase the policy through a qualified retirement plan, you do not receive any additional tax deferral.
  Withdrawals and partial surrenders are taxed as recovery of cost basis first and income second. Loans and collateral assignments are not taxable when taken. Any gain on your policy is taxed as ordinary income.
  If your policy becomes a Modified Endowment Contract or MEC, loans, collateral assignments, withdrawals, and other pre-death distributions will be taxed as income first and recovery of cost basis second. You may have to pay a penalty tax if you take a distribution before you attain age 59½.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling the policy to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (policy retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the policy may help these registered representatives and their supervisors qualify for such benefits.
This conflict of interest may influence your registered representative to offer or recommend this policy over another investment.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a policy in place of the one you own. You should only exchange your current life insurance policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing life insurance policy.

Item 4. Fee Table [Text Block]
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please refer to your policy’s specifications pages for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the policy, surrender the policy or take Account Value out of the policy.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Expense Charge(1)	When you pay premium.		All Coverage Years
		Maximum:	8% of each premium payment up to and including the Premium Expense Factor, and 7% of any premium payment in excess of the Premium Expense Factor.
		Current:	8% of each premium payment up to and including the Premium Expense Factor, and 7% of any premium payment in excess of the Premium Expense Factor.
Surrender Charges(2)(3)(4)(5) Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount.	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.		First Coverage Year
		Maximum:	$3.08-$50.70 per $1,000 of Face Amount
		Current:	$3.08-$50.70 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(3)(4)(5)(6)	$11.25 per $1,000 of Face Amount

(1)
The Premium Expense Factor referenced in the table is used to determine premium expense charges. For the Initial Face Amount, the Premium Expense Factor is based on the issue age, gender, and risk classification of the Insured. For each increase in the Face Amount, the Premium Expense Factor is based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase. The Premium Expense Factor is shown in the policy; it will be quoted upon request before the policy is issued. Premium Expense Factors for policies issued in New York may vary.

Examples of Premium Expense Factors are shown in the following table. An example of how the factor is used to determine your premium expense charge is located under “Premium Expense Charge” in the “Transaction Fees” sub-section of the “Charges and Deductions” section.

	Premium Expense Factors Per $1,000 of Face Amount and Applicable Premium Expense Charges (Assumptions: Non-Tobacco Risk Classifications, Premium Payments of $20 Per $1,000 of Face Amount)
		Male		Female
	Charge	Age 35	Age 55	Age 35	Age 55
	Premium Expense Factor Per $1,000 of Face Amount	9.00	25.70	7.38	20.70
	A: Current and Maximum Premium Expense Charge for premiums up to and including Premium Expense Factor (8%)	$0.72	$1.60	$0.59	$1.60
	B: Current and Maximum Premium Expense Charge For Premiums Exceeding Premium Expense Factor (7%)	$0.77	n/a	$0.88	n/a
	Current and Maximum Premium Expense Charge for the entire $20 premium (A+B)	$1.49	$1.60	$1.47	$1.60
(2)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.
(3)
For the Initial Face Amount, the rates vary by the Insured’s gender, issue age, risk classification, and year of coverage. For each increase in the Face Amount, the rates are based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(4)
Under certain circumstances, the surrender charge may not apply when exchanging this policy for a qualifying non-variable life insurance policy offered by MassMutual or one of its subsidiaries. For additional information, please see the “Additional Benefits” (Adjustment to Surrender Charges Endorsements) and “Right to Exchange or Convert” in the “Other Benefits Available Under the Policy” section  in the statutory prospectus.

(5)
Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount. They will equal the first year’s surrender charge multiplied by the applicable annual percentage listed in the following table. These percentages vary by issue age and may vary for policies issued in New York.

	Coverage Year	%	Coverage Year	%
	1	100%	7	67%
	2	94–100%	8	50%
	3	89–100%	9	33%
	4	84–100%	10	17%
	5	79–100%	11	0%
	6	74–83%
(6)	The rates shown for the “representative insured” are first year rates only.
The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, other than Fund fees and expenses.

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Insurance Charge(1)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$83.33 per $1,000 of Insurance Risk
		Minimum:	$0.01 per $1,000 of Insurance Risk
		Current:	$0.01-$52.29 per $1,000 of Insurance Risk
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk (1)(2)	$0.05 per $1,000 of Insurance Risk
Substandard Risk Charge(3)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$83.33 per $1,000 of Insurance Risk
		Current:	$0.0025-$83.33 per $1,000 of Insurance Risk
Administrative Charge(4)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$15 per policy
		Current:	$10 per policy
Asset Charge	Daily	Maximum:	1.25% of the policy’s average daily net assets in the Separate Account
		Current: Policy Years 1 – 10:	0.80% of the policy’s average daily net assets in the Separate Account
		Policy Years 11+:	0.40% of the policy’s average daily net assets in the Separate Account
Face Amount Charge(4)(5)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$2.82 per $1,000 of Face Amount
		Current:	$0.00-$0.83 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(4)(5)	$0.19 per $1,000 of Face Amount

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Loan Interest Rate Expense Charge(6)	Reduces the interest we credit on the loaned value. We credit loan interest daily.	Maximum:	1.00% as a percentage of loaned amount
		Current: Policy Years 1 – 10:	0.65% as a percentage of loaned amount
		Policy Years 11+:	0%
Optional Benefit Charges:
Accelerated Death Benefit for Terminal Illness Rider(7)	When you elect an accelerated death benefit payment	Maximum:	$250
		Current:	$100–$250
Overloan Protection Rider(8)	Once, when you elect to exercise the rider	Maximum:	3.20% of Account Value(8)
		Minimum:	1.00% of Account Value(8)
		Representative Insured: Age 80	3.20% of Account Value
Disability Benefit Rider(9)(10)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00-$0.28 per $1 of Monthly Deduction(11) plus $0.00-$0.04 per $1 of Specified Benefit Amount
		Current:	$0.00-$0.28 per $1 of Monthly Deduction(11) plus $0.00-$0.04 per $1 of Specified Benefit Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(9)(10)	$0.06 per $1 of Monthly Deduction(11) plus $0.02 per $1 of Specified Benefit Amount
Guaranteed Insurability Rider (12)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.03-$0.11 per $1,000 of Option Amount
		Current:	$0.03-$0.11 per $1,000 of Option Amount
		Representative Insured: Male, Age 35 (12)	$0.11 per $1,000 of Option Amount
Substitute of Insured Rider	When you elect to substitute the Insured	Maximum:	$75
		Current:	$75
Waiver of Monthly Charges Rider(9)(10)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00-$0.28 per $1 of Monthly Deduction(11)
		Current:	$0.00-$0.28 per $1 of Monthly Deduction(11)
		Representative Insured: Male, Age 35(2)(9)(10)	$0.06 per $1 of Monthly Deduction(11)

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Waiver of Specified Premium Rider(9)(10)	Monthly, on the policy’s Monthly Charge Date	Maximum:	The Greater of $0.00-$0.28 per $1 of Monthly Deduction(11) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
		Current:	The Greater of $0.00-$0.28 per $1 of Monthly Deduction(11) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(9)(10)	The Greater of $0.06 per $1 of Monthly Deduction(11) or $0.02 per $1 of Specified Monthly Premium Amount
Adjustment to Surrender Charges Endorsement	Once, when the endorsement is attached to the policy at issue	Maximum:	$150
		Current:	$150

(1)
The rates vary by a number of factors including, but not limited to, the Insured’s gender, issue age, risk classification, and year of coverage. The rates may not be representative of the charge that a particular Owner will pay. If you would like information on the insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

The insurance charge rates reflected in this table are for standard risks. The maximum insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality (2017 CSO) Tables. Insurance Risk is a liability of the insurance company and is equal to the difference between the death benefit and the Account Value.

(2)	The rates shown for the “representative insured” are first year rates only.
(3)
Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the insurance charges for the base policy and any applicable monthly rider insurance charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the insurance charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk. For additional information, refer to the “Monthly Charges Against the Account Value” sub-section of the “Charges and Deductions” section of this prospectus.

(4)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.
(5)
The face amount charge is set at issue for the Initial Face Amount and, for each increase, on the effective date of the increase. The charges will vary by the issue age, gender, and risk classification of the Insured for the Initial Face Amount and, for increases, by the Insured’s Attained Age, gender, and risk classification on the effective date of the increase. The range of face amount charges reflected for coverage years 1–20 simply accounts for the range of issue ages for all potential Insureds. Please see the full range of rates per $1,000 of Face Amount in the table below. The rates shown are for standard risks.

	Coverage Year	Maximum Rate	Current Rates
	1–2	$2.82	$0.11–$0.83
	3–5	$2.44	$0.09–$0.67
	6–9	$1.69	$0.07–$0.53
	10–20	$1.69	$0.00
	21+	$0.00	$0.00
(6)
We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate charged and the interest credited on loaned amounts. During the first ten Policy Years, the current Loan Interest Rate Expense Charge is 0.65% of the loaned amount and 0.00% of the loaned amount in subsequent Policy Years. The maximum Loan Interest Rate Expense Charge is 1.00% for all Policy Years.

(7)	The fee we deduct may vary by state, but will not exceed $250.

(8)	The charge is assessed once at the time the Overloan Protection Rider is exercised. The applicable percentage of Account Value varies by Attained Age beginning at 75.
(9)
The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(10)	For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.
(11)	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.
(12)
The rates shown are for standard risks and vary by the Insured’s gender and issue age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

All of the monthly charges listed in the tables above are deducted proportionately from the then current Account Values in the Separate Account and the GPA (unless you direct us to deduct monthly charges from one Separate Account Division or from the GPA). The asset charge is deducted from the assets of the Separate Account only.
The next table shows the minimum and maximum total operating expenses charged by any of the Funds in which your Separate Account Divisions invest that you may pay periodically during the time that you own the policy. A complete list of Funds in which the Separate Account Divisions invest, including their annual expenses, may be found at the back of this document in Appendix A. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.(1)

Annual Fund Operating Expenses	Minimum	Maximum
(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.12%	1.68%
(1)	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.
		[2]
Transaction Expenses [Table Text Block]
Transaction Fees
Charge
When Charge is Deducted
Amount Deducted
Premium Expense Charge(1)
When you pay premium.
All Coverage Years
Maximum:
8% of each premium payment up to and including the Premium Expense Factor, and 7% of any premium payment in excess of the Premium Expense Factor.
Current:
8% of each premium payment up to and including the Premium Expense Factor, and 7% of any premium payment in excess of the Premium Expense Factor.
Surrender Charges(2)(3)(4)(5)
Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount.
Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.
First Coverage Year
Maximum:
$3.08-$50.70 per $1,000 of Face Amount
Current:
$3.08-$50.70 per $1,000 of Face Amount
Representative Insured:
Male, Age 35,
Non-Tobacco,
Standard Risk(2)(3)(4)(5)(6)
$11.25 per $1,000 of Face Amount
(1)
The Premium Expense Factor referenced in the table is used to determine premium expense charges. For the Initial Face Amount, the Premium Expense Factor is based on the issue age, gender, and risk classification of the Insured. For each increase in the Face Amount, the Premium Expense Factor is based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase. The Premium Expense Factor is shown in the policy; it will be quoted upon request before the policy is issued. Premium Expense Factors for policies issued in New York may vary.
Examples of Premium Expense Factors are shown in the following table. An example of how the factor is used to determine your premium expense charge is located under “Premium Expense Charge” in the “Transaction Fees” sub-section of the “Charges and Deductions” section.
Premium Expense Factors Per $1,000 of Face Amount and Applicable Premium Expense Charges
(Assumptions: Non-Tobacco Risk Classifications, Premium Payments of $20 Per $1,000 of Face Amount)
Male
Female
Charge
Age 35
Age 55
Age 35
Age 55
Premium Expense Factor Per $1,000 of Face Amount
9.00
25.70
7.38
20.70
A: Current and Maximum Premium Expense Charge for premiums up to and including Premium Expense Factor (8%)
$0.72
$1.60
$0.59
$1.60
B: Current and Maximum Premium Expense Charge For Premiums Exceeding Premium Expense Factor (7%)
$0.77
n/a
$0.88
n/a
Current and Maximum Premium Expense Charge for the entire $20 premium (A+B)
$1.49
$1.60
$1.47
$1.60
(2)
Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.
(3)
For the Initial Face Amount, the rates vary by the Insured’s gender, issue age, risk classification, and year of coverage. For each increase in the Face Amount, the rates are based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
(5)
Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount. They will equal the first year’s surrender charge multiplied by the applicable annual percentage listed in the following table. These percentages vary by issue age and may vary for policies issued in New York.
Coverage Year
%
Coverage Year
%
1
100%
  7
67%
2
94–100%
  8
50%
3
89–100%
  9
33%
4
84–100%
10
17%
5
79–100%
11
  0%
6
74–83%
(6)
The rates shown for the “representative insured” are first year rates only.

Premium Taxes, Description [Text Block]	Premium Expense Charge(1)
Premium Taxes, When Deducted [Text Block]	When you pay premium.
Premium Taxes (of Premium Payments), Maximum [Percent]	8.00%
Premium Taxes (of Premium Payments), Current [Percent]	8.00%
Premium Taxes (of Other Amount), Maximum [Percent]	7.00%
Premium Taxes (of Other Amount), Current [Percent]	7.00%
Premium Taxes, Footnotes [Text Block]	The Premium Expense Factor referenced in the table is used to determine premium expense charges. For the Initial Face Amount, the Premium Expense Factor is based on the issue age, gender, and risk classification of the Insured. For each increase in the Face Amount, the Premium Expense Factor is based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase. The Premium Expense Factor is shown in the policy; it will be quoted upon request before the policy is issued. Premium Expense Factors for policies issued in New York may vary.
Deferred Sales Charge, Description [Text Block]	Surrender Charges
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.
Deferred Sales Load, Maximum [Dollars]	$ 50.70
Deferred Sales Load, Current [Dollars]	$ 50.70
Deferred Sales Load, Footnotes [Text Block]	Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount.Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.
Periodic Charges [Table Text Block]
Periodic Charges Other than Annual Fund Operating Expenses
Charge
When Charge is Deducted
Amount Deducted
Base Contract Charge:
Insurance Charge(1)
Monthly, on the policy’s Monthly Charge Date
Maximum:
$83.33 per $1,000 of Insurance Risk
Minimum:
$0.01 per $1,000 of
Insurance Risk
Current:
$0.01-$52.29 per $1,000 of Insurance Risk
Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk
(1)(2)
$0.05 per $1,000 of
Insurance Risk
Substandard Risk Charge(3)
Monthly, on the policy’s Monthly Charge Date
Maximum:
$83.33 per $1,000 of Insurance Risk
Current:
$0.0025-$83.33 per $1,000 of Insurance Risk
Administrative Charge(4)
Monthly, on the policy’s Monthly Charge Date
Maximum:
$15 per policy
Current:
$10 per policy
Asset Charge
Daily
Maximum:
1.25% of the policy’s average daily net assets in the Separate Account
Current:
Policy Years 1 – 10:

0.80% of the policy’s average daily net assets in the Separate Account
Policy Years 11+:
0.40% of the policy’s average daily net assets in the Separate Account
Face Amount Charge(4)(5)
Monthly, on the policy’s Monthly Charge Date
Maximum:
$2.82 per $1,000 of
Face Amount
Current:
$0.00-$0.83 per $1,000 of Face Amount
Representative Insured:
Male, Age 35, Non-Tobacco, Standard Risk(2)(4)(5)
$0.19 per $1,000 of
Face Amount
Loan Interest Rate Expense Charge(6)
Reduces the interest we credit on the loaned value. We credit loan interest daily.
Maximum:
1.00% as a percentage of loaned amount
Current:
Policy Years 1 – 10:

0.65% as a percentage of loaned amount
Policy Years 11+:
0%
Optional Benefit Charges:
Accelerated Death Benefit for Terminal Illness Rider(7)
When you elect an accelerated death benefit payment
Maximum:
$250
Current:
$100–$250
Overloan Protection Rider(8)
Once, when you elect to exercise the rider
Maximum:
3.20% of Account Value(8)
Minimum:
1.00% of Account Value(8)
Representative Insured:
Age 80
3.20% of Account Value
Disability Benefit Rider(9)(10)
Monthly, on the policy’s Monthly Charge Date
Maximum:
$0.00-$0.28 per $1 of Monthly Deduction(11) plus $0.00-$0.04 per $1 of Specified Benefit Amount
Current:
$0.00-$0.28 per $1 of Monthly Deduction(11) plus $0.00-$0.04 per $1 of Specified Benefit Amount
Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(9)(10)
$0.06 per $1 of Monthly Deduction(11) plus $0.02 per $1 of Specified Benefit Amount
Guaranteed Insurability Rider (12)
Monthly, on the policy’s Monthly Charge Date
Maximum:
$0.03-$0.11 per $1,000 of Option Amount
Current:
$0.03-$0.11 per $1,000 of Option Amount
Representative Insured: Male, Age 35 (12)
$0.11 per $1,000 of Option Amount
Substitute of Insured Rider
When you elect to substitute the Insured
Maximum:
$75
Current:
$75
Waiver of Monthly Charges Rider(9)(10)
Monthly, on the policy’s Monthly Charge Date
Maximum:
$0.00-$0.28 per $1 of Monthly Deduction(11)
Current:
$0.00-$0.28 per $1 of Monthly Deduction(11)
Representative Insured: Male, Age 35(2)(9)(10)
$0.06 per $1 of Monthly Deduction(11)
Waiver of Specified Premium Rider(9)(10)
Monthly, on the policy’s Monthly Charge Date
Maximum:
The Greater of $0.00-$0.28 per $1 of Monthly Deduction(11) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
Current:
The Greater of $0.00-$0.28 per $1 of Monthly Deduction(11) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(9)(10)
The Greater of $0.06 per $1 of Monthly Deduction(11) or $0.02 per $1 of Specified Monthly Premium Amount
Adjustment to Surrender Charges Endorsement
Once, when the endorsement is attached to the policy at issue
Maximum:
$150
Current:
$150
(1)
The rates vary by a number of factors including, but not limited to, the Insured’s gender, issue age, risk classification, and year of coverage. The rates may not be representative of the charge that a particular Owner will pay. If you would like information on the insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

The insurance charge rates reflected in this table are for standard risks. The maximum insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality (2017 CSO) Tables. Insurance Risk is a liability of the insurance company and is equal to the difference between the death benefit and the Account Value.
(2)
The rates shown for the “representative insured” are first year rates only.
(3)
Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the insurance charges for the base policy and any applicable monthly rider insurance charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the insurance charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk. For additional information, refer to the “Monthly Charges Against the Account Value” sub-section of the “Charges and Deductions” section of this prospectus.
(4)
Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.
(5)
The face amount charge is set at issue for the Initial Face Amount and, for each increase, on the effective date of the increase. The charges will vary by the issue age, gender, and risk classification of the Insured for the Initial Face Amount and, for increases, by the Insured’s Attained Age, gender, and risk classification on the effective date of the increase. The range of face amount charges reflected for coverage years 1–20 simply accounts for the range of issue ages for all potential Insureds. Please see the full range of rates per $1,000 of Face Amount in the table below. The rates shown are for standard risks.
Coverage Year
Maximum Rate
Current Rates
1–2
$2.82
$0.11–$0.83
3–5
$2.44
$0.09–$0.67
6–9
$1.69
$0.07–$0.53
10–20
$1.69
$0.00
21+
$0.00
$0.00
(6)
We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate charged and the interest credited on loaned amounts. During the first ten Policy Years, the current Loan Interest Rate Expense Charge is 0.65% of the loaned amount and 0.00% of the loaned amount in subsequent Policy Years. The maximum Loan Interest Rate Expense Charge is 1.00% for all Policy Years.
(7)
The fee we deduct may vary by state, but will not exceed $250.
(8)
The charge is assessed once at the time the Overloan Protection Rider is exercised. The applicable percentage of Account Value varies by Attained Age beginning at 75.
(9)
The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
(10)
For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.
(11)
The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.
(12)
The rates shown are for standard risks and vary by the Insured’s gender and issue age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

Insurance Cost, Description [Text Block]	Insurance Charge(1)
Insurance Cost, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Insurance Cost, Representative Investor [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk (1)(2)$0.05 per $1,000 ofInsurance Risk
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Current [Dollars]	52.29
Insurance Cost, Minimum [Dollars]	$ 0.01
Insurance Cost, Footnotes [Text Block]	The rates vary by a number of factors including, but not limited to, the Insured’s gender, issue age, risk classification, and year of coverage. The rates may not be representative of the charge that a particular Owner will pay. If you would like information on the insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.The insurance charge rates reflected in this table are for standard risks. The maximum insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality (2017 CSO) Tables. Insurance Risk is a liability of the insurance company and is equal to the difference between the death benefit and the Account Value.The rates shown for the “representative insured” are first year rates only.
Mortality Risk Fees, Description [Text Block]	Substandard Risk Charge
Mortality Risk Fees, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Mortality Risk Fees, Maximum [Dollars]	$ 83.33
Mortality Risk Fees, Current [Dollars]	$ 83.33
Mortality Risk Fees, Footnotes [Text Block]	Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the insurance charges for the base policy and any applicable monthly rider insurance charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the insurance charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk. For additional information, refer to the “Monthly Charges Against the Account Value” sub-section of the “Charges and Deductions” section of this prospectus.
Administrative Expenses, Description [Text Block]	Administrative Charge(4)
Administrative Expenses, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Administrative Expense, Maximum [Dollars]	$ 15
Administrative Expense, Current [Dollars]	$ 10
Administrative Expense, Footnotes [Text Block]	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Operating Expenses Minimum Maximum (expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses) 0.12% 1.68%
Portfolio Company Expenses [Text Block]	(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.12%
Portfolio Company Expenses Maximum [Percent]	1.68%
Item 5. Principal Risks [Table Text Block]
Principal Risks
Investment Risks
The value of your policy will fluctuate with the performance of the Separate Account Divisions you select. Your Separate Account Divisions may decline in value or they may not perform to your expectations. You bear the investment risk of any Account Value invested in the Separate Account Divisions. It is possible you could lose your entire investment.
The type of investments that a Fund company makes will also create risk. A comprehensive discussion of the risks of each of the Funds underlying the Separate Account Divisions may be found in that Fund’s prospectus. You should read the Fund’s prospectus carefully before investing.
Suitability
Variable life insurance is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. You should not purchase the policy if you will need the premium payment in a short period of time. We may restrict short-term investment strategies.
Early Surrender
If you surrender your policy, you will be subject to surrender charges during the first ten Policy Years and during the first ten years after an increase in the policy’s Face Amount. The surrender charge will reduce the proceeds payable to you. In some situations, it is possible that there will be little or no value in the policy after the surrender charges are deducted. An early surrender can also result in adverse tax consequences.
Withdrawals
A withdrawal will reduce your policy’s Account Value by the amount withdrawn. If the policy’s Net Surrender Value is reduced to a point where it cannot meet a monthly deduction, your policy may terminate. A withdrawal may also reduce your policy’s Face Amount and may have adverse tax consequences.
Loans
Taking a loan from your policy has several risks: (1) it may increase the risk that your policy will terminate; (2) it will have a permanent effect on your policy’s Net Surrender Value; (3) it may increase the amount of premium needed to keep the policy In Force; (4) it will reduce the death benefit proceeds; and (5) it may have adverse tax consequences.
Policy Termination
Your policy could terminate if the Net Surrender Value of the policy becomes too low to support the policy’s monthly charges and the GDB Safety Test is not met or is no longer in effect because the policy has reached the GDB Period End Date. In addition, the policy could terminate if the total Policy Debt Limit is reached (i.e., when Policy Debt equals or exceeds the Account Value less any surrender charges that apply: (1) on a Monthly Charge Date or (2) on the Valuation Date a premium payment is received, if the policy is in the Grace Period). Factors that may cause your policy to terminate include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. Poor investment performance of the Funds selected by the Owner and the deduction of policy fees and monthly charges may result in termination of the policy even if all Planned Premiums are timely paid, unless the GDB Safety Test is met. However, even if the GDB Safety Test is met, the policy can still terminate if the Policy Debt Limit is reached. Before the policy terminates, however, you will receive a Grace Period during which you will be notified in writing that your coverage may terminate unless you pay additional premium. No death benefit or other benefits under the policy will be paid once the policy terminates.
Limitations on Access to Cash Value
•	Withdrawals are not available in the first Policy Year; however, full surrenders are permitted.
•	We may not allow a withdrawal if it would reduce the Face Amount to less than the policy’s minimum Face Amount.
•	The minimum withdrawal is $100 and the maximum withdrawal is 75% of the Net Surrender Value.
•	There may be little to no cash value available for loans and withdrawals in the policy’s early years.
Insurance Company Insolvency
It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account.
Adverse Tax Consequences
Certain transactions (including, but not limited to, withdrawals, surrenders and loans) may lead to a taxable event. Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your policy may become a “Modified Endowment Contract” (MEC). Under federal tax law, loans, collateral assignments, withdrawals, and other pre-death distributions received from a MEC are taxed as income first and recovery of cost basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax.
Existing tax laws that benefit this policy may change at any time.
Policy Charge Increase
We have the right to increase certain policy and rider charges; however, the charges will not exceed the maximum charges identified in the fee tables. If we increase a policy or rider charge, you may need to increase the amount and/or frequency of your premiums to keep your policy In Force. We will notify the Owner of any such changes through a prospectus supplement.
Cybersecurity and Certain Business Continuity Risks
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition. For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
Death Benefit
If the Insured dies while the policy is In Force and we determine that the claim is valid, we will pay the death benefit in a lump sum to the named beneficiary.
The death benefit will be the amount provided by the death benefit option in effect on the date of death, reduced by any outstanding Policy Debt, and any unpaid premium needed to avoid Policy Termination. The death benefit is calculated as of the date of the Insured’s death.
The Minimum Death Benefit for your policy is based on your policy’s Account Value as described below.
While the policy is In Force, you may make changes to the death benefit option and Face Amount. You must pay any premium due before such transaction requests can be processed.
Minimum Death Benefit
In order to qualify as life insurance under IRC Section 7702, the policy must have a Minimum Death Benefit that is determined by one of two compliance tests. You choose the test when you apply for the policy. You cannot change your choice of test after the policy is issued.
Cash Value Accumulation Test (CVAT)
Under this test, the Minimum Death Benefit on any date is equal to the Account Value on that date multiplied by the death benefit factor for the Insured’s Attained Age on that date. The death benefit factor depends on the Insured’s gender, age, tobacco use classification, and the CVAT interest rate under Section 7702 of the IRC.
Guideline Premium Test
Under this test, the Minimum Death Benefit on any date is equal to the Account Value on that date multiplied by the death benefit factor, but the death benefit factor varies only by the Attained Age of the Insured.
The death benefit factors for the Cash Value Accumulation Test and the Guideline Premium Test are shown in the policy. Your choice of the Guideline Premium Test or the Cash Value Accumulation Test will depend on how you intend to pay premiums. In general, if you intend to pay premiums only in the early Policy Years, the Cash Value Accumulation Test may be appropriate. If you intend to pay level premiums over a long period of years, the Guideline Premium Test may be more appropriate. You should review policy illustrations of both approaches with your registered representative to determine how the policy works under each test, and which is best for you.
Death Benefit Options
When you apply for the policy, you must choose one of three death benefit options. These are:
•	Option 1 – The benefit amount is the greater of:
∘	the Face Amount on the date of death; or
∘	the Minimum Death Benefit on the date of death.
•	Option 2 – The benefit amount is the greater of:
∘	the Face Amount plus the Account Value on the date of death; or
∘	the Minimum Death Benefit on the date of death.
•	Option 3 – The benefit amount is the greater of:
∘
the Face Amount, plus the premiums paid (less any premiums refunded and any premiums paid after the Insured’s Attained Age 90) to the date of death, plus optional interest that is credited during the first five Policy Years on premiums paid; or

∘	the Minimum Death Benefit on the date of death.
You should note that under death benefit option 1, the death benefit amount is not affected by your policy’s investment experience unless the death benefit is based on the Minimum Death Benefit. Under death benefit option 2, the death benefit is a variable death benefit. This means that, because the death benefit amount includes the Account Value, it can change from day to day. Your policy’s Account Value will vary due to the investment performance of the Separate Account Divisions in which you have allocated premium or transferred funds. It is also impacted by the deduction of charges and other policy expenses. It is possible that the policy’s Account Value can be zero, which will reduce the overall value of the death benefit. The “Policy Value” section provides more detailed information on how your policy’s Account Value is determined.
Death benefit option 3 is available with the choice of having interest applied to all premiums paid (and not refunded) for the first five Policy Years. We determine the interest rate monthly and do not guarantee that the rate will be greater than zero. If interest is paid, only the death benefit amount under this option will increase; interest is not credited to the Account Value of your policy. The interest is credited on each Monthly Charge Date during the first five Policy Years. Interest, if paid, is credited on the cumulative premiums paid, including any interest previously credited.
There is no explicit fee for electing death benefit option 3 with interest; however, election must be made at the time of application. If this option is selected and the interest rate is greater than zero in any of the first five Policy Years, insurance charges will be higher for all subsequent Policy Years as a result of the higher death benefit attributable to electing that option. The increased death benefit resulting from this interest during the first five Policy Years may be offset over time by the higher insurance charges.
Right to Change the Death Benefit Option
After the first Policy Year, you may change the death benefit option while the Insured is living. However, a death benefit option change cannot be processed during a Grace Period. In addition, the death benefit option may not be changed to death benefit option 3, and no change will be permitted beyond the Insured’s Attained Age 120. Although we do not currently restrict the number of times you may change your death benefit option, we reserve the right to limit the number of death benefit option changes in any Policy Year.
You must send a Written Request in Good Order to our Administrative Office to change your death benefit option. We do not require evidence of insurability.
The death benefit option change will be effective on the Monthly Charge Date that is on, or precedes, the date we approve the request.
If you change your death benefit option, we will adjust your policy’s Face Amount. The Face Amount adjustment (up or down) will be in the amount needed so that the death benefit immediately before the change will be the same as the death benefit after the change.
Please see Appendix C for examples of how a change in death benefit option may impact the policy’s Face Amount.
The death benefit following a death benefit option change, however, will behave differently based on the new death benefit option in effect. For example, if an Owner changes the death benefit option from option 1 (death benefit = Face Amount) to option 2 (death benefit = Face Amount + Account Value), the death benefit after the change will be based on the Account Value rather than remaining level. The Owner may decide to make this change if the desire is to have a death benefit that will increase if the Account Value grows.
Alternatively, an Owner may change from death benefit option 2 to option 1 if they would like to have a level death benefit following the change. Having a level death benefit (rather than increasing as the Account Value grows) would reduce the policy’s Insurance Risk as the policy’s Account Value increases and, as a result, would reduce the monthly insurance charges. If you elect death benefit option 2, you may choose to change to death benefit option 1 automatically at an Attained Age you select. You may select the Attained Age for this change at the time of application for your policy, or after issue by Written Request. You may also cancel or adjust the timing of the scheduled death benefit option change.
When the Face Amount changes as a result of a change in the death benefit option:
•	the monthly charges will also change;
•	the charge for certain additional benefits may change;
•	the GDB Monthly Factors will change;
•	the premium limitations will change (for additional information, please see “Premium Limitations” in the “Premiums” section); and
•	the policy surrender charge will not change.
A change in your death benefit option may also have an impact on your ability to satisfy the GDB Safety Test. Please see the “Guaranteed Death Benefit (GDB) Safety Test” and “Guaranteed Death Benefit (GDB) Measure” sub-sections in the “Policy Termination and Reinstatement” section for additional information.
You cannot change the death benefit option if, as a result, the Face Amount would be reduced to an amount that is less than the minimum Face Amount.
When We Pay Death Benefit Proceeds
If the policy is In Force and it is determined that the claim is valid, we normally pay the death benefit within seven calendar days after the date we receive due proof of the Insured’s death and all required documents, in Good Order, at our Administrative Office.
Certain situations may delay payment of a death claim. These situations include, but are not limited to, our right to contest the validity of a death claim. We investigate all death claims that occur within the policy’s two-year contestable periods as described below.
We have the right to contest the validity of the policy for any material misrepresentation of a fact within two years:
•	after the policy is issued;
•	after a Face Amount increase where evidence of insurability is required; or
•	after reinstatement of the policy where evidence of insurability is required.
If the Face Amount increase is the result of a policy change that does not require evidence of insurability such as a conversion from another policy or the exercise of an option on this or another policy, we have the right to contest the validity of the Face Amount increase within two years after that other policy was issued.
We may also investigate death claims beyond the contestable periods. After any two-year contestable period, we generally cannot contest the validity of a policy or a Face Amount increase, except for failure to pay premiums. However, if the application(s) contains a fraudulent misstatement of fact, we may contest at any time, to the extent permitted by law.
We generally determine whether the contested claim is valid within five days after we receive the information from a completed investigation. Since it may take some time to receive the information, payment could be delayed during this period.
We can also delay payment of the death benefit if a portion is based on the Variable Account Value of the policy and the Insured’s date of death is before or during any period when:
•	it is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings);
•	trading is restricted by the SEC;
•	an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; or
•	the SEC, by order, permits us to delay payment in order to protect our Owners.
Interest on Death Benefit
We will add interest to the death benefit from the date of the Insured’s death to the date of a lump sum payment. Interest will be computed (1) at a rate we declare for funds left on deposit with us applicable to individual life insurance policies or, if we have not established such a rate, the Two Year Treasury Constant Maturity Rate as published by the Federal Reserve, or (2) as required by applicable state law.
Although the death benefit is generally excludable from the income of the beneficiary who receives it, interest on the death benefit is includable in the beneficiary’s income.
Right to Change the Face Amount
You may request an increase or decrease in the Face Amount. If you change your Face Amount, your policy charges, including surrender charges, will change accordingly. If the policy’s Account Value less surrender charges (or Net Surrender Value if there is Policy Debt) cannot keep the policy In Force with the requested change in Face Amount, a premium payment may be required. Your ability to satisfy the GDB Safety Test will also be affected. Please see the “Guaranteed Death Benefit (GDB) Safety Test” and “Guaranteed Death Benefit (GDB) Measure” sub-sections in the “Policy Termination and Reinstatement” section for additional information.
We reserve the right to limit the size and number of changes to the Face Amount in any Policy Year.
If you increase or decrease the policy Face Amount, the premium limitations will change (please see “Premium Limitations” in the “Premiums” section for additional information), and your policy may become a MEC under federal tax law. You should consult your tax adviser for information on how a MEC may affect your tax situation. MECs are discussed in the “Federal Income Tax Considerations” section.
Increases in Face Amount
To increase the policy Face Amount, you must send to our Administrative Office a written application and evidence the Insured is still insurable. We treat each Face Amount increase as a separate segment of coverage. An increase in Face Amount cannot be processed during a Grace Period.
An increase in Face Amount may not be:
•	less than $25,000; or
•	made after the sixth Monthly Charge Date following the Insured’s 75th birthday.
If the Net Surrender Value is insufficient to continue the changed policy In Force for three months at the new monthly charges and interest, we may require a premium payment sufficient to increase the Net Surrender Value to such an amount.
Additional insurance charges, face amount charges, GDB Insurance Factors, and GDB Monthly Face Amount Factors will apply for each Face Amount increase you elect. Additionally, a separate surrender charge schedule will apply to the amount of the increase. Generally, these surrender charges will apply during the first ten years of each segment of coverage.
Any increase elected under any insurability protection type of rider will be effective as directed in the rider. Any other Face Amount increases will be effective on the Monthly Charge Date that is on, or precedes, the date we approve the application for the increase.
Decreases in Face Amount
You may decrease the Face Amount any time after the first Policy Year or one year after a Face Amount increase. You must send a Written Request in Good Order to our Administrative Office. When we receive a Written Request for a decrease in Face Amount from the Owner, we will provide the Owner with a written notice that specifies the surrender charges to be assessed at the time of the decrease. If the Owner does not withdraw the request for the decrease in Face Amount within ten days from the date of the written notice, we will process the decrease in Face Amount and assess any surrender charges that may apply. If we determine that the policy will become a MEC, then the decrease will not be processed until a MEC Notice and Acknowledgment form is received in Good Order at our Administrative Office.
If you decrease the policy Face Amount, we cancel all or part of your Face Amount segments, and a partial surrender charge may apply. Surrender charges that apply when you decrease the policy’s Face Amount are discussed in “Surrender Charges for Decreases in Face Amount” in the “Transaction Charges” section.
A decrease will reduce the Face Amount in the following order:
(1)	the Face Amount of the most recent increase; then
(2)	the Face Amounts of the next most recent increases successively; and last
(3)	the Initial Face Amount.
You may not decrease the Face Amount:
•	after the Insured’s Attained Age 120; or
•	if the decrease would result in a Face Amount of less than the minimum Face Amount ($50,000).
Face Amount decreases will be effective on the Monthly Charge Date that is on, or precedes, the date we receive (in Good Order at our Administrative Office) any applicable request for the decrease. A Face Amount decrease will reduce your policy’s Account Value by the amount of any applicable partial surrender charge. The remaining surrender charge will be reduced by the amount of the partial surrender charge assessed when the Face Amount is decreased. If the policy’s Account Value less any remaining surrender charge (or Net Surrender Value if there is Policy Debt) cannot keep the policy In Force, a premium payment may be required.
Decreases in the policy’s Face Amount may have adverse tax consequences.
Suicide
If the Insured commits suicide, while sane or insane, within two years from the Issue Date of this policy and while the policy is In Force, this policy will terminate. In this case, we will only pay an amount equal to the premiums accepted for this policy, less any amounts withdrawn and less any Policy Debt.
If the Insured commits suicide, while sane or insane, within two years from the Reinstatement Date and while the policy is In Force, the policy will terminate. In this case, we will only pay an amount equal to any amount paid to reinstate the policy and any premiums accepted thereafter, less any amounts withdrawn and less any Policy Debt.
If the Insured commits suicide, while sane or insane, within two years after the effective date of any increase in the Face Amount, we will pay an amount equal to the monthly charges for that increase segment. No additional payments will be made for that Face Amount increase. This payment is in addition to any death benefit amount payable for coverage segments that were In Force prior to the Face Amount increase. However, if a payment as described in either of the two preceding paragraphs is made, the additional payment described in this paragraph will not be made.
Example:

Assume a policy is issued with a $500,000 Face Amount under death benefit option 1. In Policy Year 4, the owner applies for a $250,000 Face Amount increase, which is approved. If the Insured commits suicide within two years of the increase, the benefit payable to the beneficiaries is equal to the original $500,000 death benefit, plus an additional payment equal to the monthly charges that were deducted from the Account Value for the increase segment of $250,000.
We will pay the full death benefit, less any amounts withdrawn and less any Policy Debt, if the Insured commits suicide two years or more after the Issue Date, and there has been no reinstatement or increase in the Face Amount within those two years.
For policies issued in Colorado and North Dakota, all references in the provision to “two years” should be replaced with “one year.”
Error of Age or Gender
If the Insured’s date of birth or gender is misstated in the application, an adjustment will be made. If the adjustment is made when the Insured dies, the death benefit will reflect the amount provided by the most recent monthly Insurance Charge using the correct age and gender. If the adjustment is made before the Insured dies, the Face Amount will remain the same, and future monthly charges will be based on the correct age and gender.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	After the first Policy Year, you may change the death benefit option while the Insured is living. However, a death benefit option change cannot be processed during a Grace Period. In addition, the death benefit option may not be changed to death benefit option 3, and no change will be permitted beyond the Insured’s Attained Age 120. Although we do not currently restrict the number of times you may change your death benefit option, we reserve the right to limit the number of death benefit option changes in any Policy Year.You must send a Written Request in Good Order to our Administrative Office to change your death benefit option. We do not require evidence of insurability.The death benefit option change will be effective on the Monthly Charge Date that is on, or precedes, the date we approve the request.If you change your death benefit option, we will adjust your policy’s Face Amount. The Face Amount adjustment (up or down) will be in the amount needed so that the death benefit immediately before the change will be the same as the death benefit after the change.Please see Appendix C for examples of how a change in death benefit option may impact the policy’s Face Amount.The death benefit following a death benefit option change, however, will behave differently based on the new death benefit option in effect. For example, if an Owner changes the death benefit option from option 1 (death benefit = Face Amount) to option 2 (death benefit = Face Amount + Account Value), the death benefit after the change will be based on the Account Value rather than remaining level. The Owner may decide to make this change if the desire is to have a death benefit that will increase if the Account Value grows.Alternatively, an Owner may change from death benefit option 2 to option 1 if they would like to have a level death benefit following the change. Having a level death benefit (rather than increasing as the Account Value grows) would reduce the policy’s Insurance Risk as the policy’s Account Value increases and, as a result, would reduce the monthly insurance charges. If you elect death benefit option 2, you may choose to change to death benefit option 1 automatically at an Attained Age you select. You may select the Attained Age for this change at the time of application for your policy, or after issue by Written Request. You may also cancel or adjust the timing of the scheduled death benefit option change.When the Face Amount changes as a result of a change in the death benefit option:the monthly charges will also change;the charge for certain additional benefits may change;the GDB Monthly Factors will change;the premium limitations will change (for additional information, please see “Premium Limitations” in the “Premiums” section); andthe policy surrender charge will not change.A change in your death benefit option may also have an impact on your ability to satisfy the GDB Safety Test. Please see the “Guaranteed Death Benefit (GDB) Safety Test” and “Guaranteed Death Benefit (GDB) Measure” sub-sections in the “Policy Termination and Reinstatement” section for additional information.You cannot change the death benefit option if, as a result, the Face Amount would be reduced to an amount that is less than the minimum Face Amount.If the policy is In Force and it is determined that the claim is valid, we normally pay the death benefit within seven calendar days after the date we receive due proof of the Insured’s death and all required documents, in Good Order, at our Administrative Office.Certain situations may delay payment of a death claim. These situations include, but are not limited to, our right to contest the validity of a death claim. We investigate all death claims that occur within the policy’s two-year contestable periods as described below.We have the right to contest the validity of the policy for any material misrepresentation of a fact within two years:after the policy is issued;after a Face Amount increase where evidence of insurability is required; orafter reinstatement of the policy where evidence of insurability is required.If the Face Amount increase is the result of a policy change that does not require evidence of insurability such as a conversion from another policy or the exercise of an option on this or another policy, we have the right to contest the validity of the Face Amount increase within two years after that other policy was issued.We generally determine whether the contested claim is valid within five days after we receive the information from a completed investigation. Since it may take some time to receive the information, payment could be delayed during this period.We can also delay payment of the death benefit if a portion is based on the Variable Account Value of the policy and the Insured’s date of death is before or during any period when:it is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings);trading is restricted by the SEC;an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; orthe SEC, by order, permits us to delay payment in order to protect our Owners.Interest on Death BenefitAlthough the death benefit is generally excludable from the income of the beneficiary who receives it, interest on the death benefit is includable in the beneficiary’s income.Right to Change the Face AmountYou may request an increase or decrease in the Face Amount. If you change your Face Amount, your policy charges, including surrender charges, will change accordingly. If the policy’s Account Value less surrender charges (or Net Surrender Value if there is Policy Debt) cannot keep the policy In Force with the requested change in Face Amount, a premium payment may be required. Your ability to satisfy the GDB Safety Test will also be affected. Please see the “Guaranteed Death Benefit (GDB) Safety Test” and “Guaranteed Death Benefit (GDB) Measure” sub-sections in the “Policy Termination and Reinstatement” section for additional information.We reserve the right to limit the size and number of changes to the Face Amount in any Policy Year.If you increase or decrease the policy Face Amount, the premium limitations will change (please see “Premium Limitations” in the “Premiums” section for additional information), and your policy may become a MEC under federal tax law. You should consult your tax adviser for information on how a MEC may affect your tax situation. MECs are discussed in the “Federal Income Tax Considerations” section.Increases in Face AmountTo increase the policy Face Amount, you must send to our Administrative Office a written application and evidence the Insured is still insurable. We treat each Face Amount increase as a separate segment of coverage. An increase in Face Amount cannot be processed during a Grace Period.An increase in Face Amount may not be:less than $25,000; ormade after the sixth Monthly Charge Date following the Insured’s 75th birthday.If the Net Surrender Value is insufficient to continue the changed policy In Force for three months at the new monthly charges and interest, we may require a premium payment sufficient to increase the Net Surrender Value to such an amount.Additional insurance charges, face amount charges, GDB Insurance Factors, and GDB Monthly Face Amount Factors will apply for each Face Amount increase you elect. Additionally, a separate surrender charge schedule will apply to the amount of the increase. Generally, these surrender charges will apply during the first ten years of each segment of coverage.Any increase elected under any insurability protection type of rider will be effective as directed in the rider. Any other Face Amount increases will be effective on the Monthly Charge Date that is on, or precedes, the date we approve the application for the increase.Decreases in Face AmountYou may decrease the Face Amount any time after the first Policy Year or one year after a Face Amount increase. You must send a Written Request in Good Order to our Administrative Office. When we receive a Written Request for a decrease in Face Amount from the Owner, we will provide the Owner with a written notice that specifies the surrender charges to be assessed at the time of the decrease. If the Owner does not withdraw the request for the decrease in Face Amount within ten days from the date of the written notice, we will process the decrease in Face Amount and assess any surrender charges that may apply. If we determine that the policy will become a MEC, then the decrease will not be processed until a MEC Notice and Acknowledgment form is received in Good Order at our Administrative Office.If you decrease the policy Face Amount, we cancel all or part of your Face Amount segments, and a partial surrender charge may apply. Surrender charges that apply when you decrease the policy’s Face Amount are discussed in “Surrender Charges for Decreases in Face Amount” in the “Transaction Charges” section.A decrease will reduce the Face Amount in the following order:the Face Amount of the most recent increase; thenthe Face Amounts of the next most recent increases successively; and lastthe Initial Face Amount.You may not decrease the Face Amount:after the Insured’s Attained Age 120; orif the decrease would result in a Face Amount of less than the minimum Face Amount ($50,000).Face Amount decreases will be effective on the Monthly Charge Date that is on, or precedes, the date we receive (in Good Order at our Administrative Office) any applicable request for the decrease. A Face Amount decrease will reduce your policy’s Account Value by the amount of any applicable partial surrender charge. The remaining surrender charge will be reduced by the amount of the partial surrender charge assessed when the Face Amount is decreased. If the policy’s Account Value less any remaining surrender charge (or Net Surrender Value if there is Policy Debt) cannot keep the policy In Force, a premium payment may be required.Decreases in the policy’s Face Amount may have adverse tax consequences.
Charges and Contract Values, Note (N-6) [Text Block]	You should note that under death benefit option 1, the death benefit amount is not affected by your policy’s investment experience unless the death benefit is based on the Minimum Death Benefit. Under death benefit option 2, the death benefit is a variable death benefit. This means that, because the death benefit amount includes the Account Value, it can change from day to day. Your policy’s Account Value will vary due to the investment performance of the Separate Account Divisions in which you have allocated premium or transferred funds. It is also impacted by the deduction of charges and other policy expenses. It is possible that the policy’s Account Value can be zero, which will reduce the overall value of the death benefit. The “Policy Value” section provides more detailed information on how your policy’s Account Value is determined.Death benefit option 3 is available with the choice of having interest applied to all premiums paid (and not refunded) for the first five Policy Years. We determine the interest rate monthly and do not guarantee that the rate will be greater than zero. If interest is paid, only the death benefit amount under this option will increase; interest is not credited to the Account Value of your policy. The interest is credited on each Monthly Charge Date during the first five Policy Years. Interest, if paid, is credited on the cumulative premiums paid, including any interest previously credited.There is no explicit fee for electing death benefit option 3 with interest; however, election must be made at the time of application. If this option is selected and the interest rate is greater than zero in any of the first five Policy Years, insurance charges will be higher for all subsequent Policy Years as a result of the higher death benefit attributable to electing that option. The increased death benefit resulting from this interest during the first five Policy Years may be offset over time by the higher insurance charges.
Item 11. Other Benefits Available (N-6) [Text Block]
Other Benefits Available Under the  Policy
Additional Benefits
In addition to the standard death benefit(s) associated with your policy, other standard and/or optional benefits may be available to you. You can obtain additional benefits if you request them and/or qualify for them. We provide certain additional benefits by rider or endorsement. The cost of each rider is generally deducted as part of the monthly charges. Some riders do not result in monthly charges, but do require a fee to exercise the riders. Adding or removing a rider for which there is a monthly charge may impact the premium limitations on your policy. For additional information, please see “Premium Limitations” in the “Premiums” section. If you choose to add a rider, you may cancel it at any time upon Written Request. You may not, however, add or remove a rider during a Grace Period.
You must pay any premium due before such transaction requests can be processed. Having one or more riders that have monthly charges will increase the overall cost of your policy.
You may choose all of the benefits described; however, the Disability Benefit, Waiver of Monthly Charges, and Waiver of Specified Premium Riders may not be used in combination. After you have selected and been issued one of these three riders, you may not terminate the rider and choose one of the other two riders.
Riders for which there is a monthly charge will also have monthly GDB Rider Factors associated with them. The GDB Rider Factors will be described in the policy’s specifications pages, and will be included in the calculations used to determine the GDB Measure. Adding or terminating riders may affect the Account Value of your policy and may also impact the GDB Safety Test. Please see the “Guaranteed Death Benefit (GDB) Safety Test” and “Guaranteed Death Benefit (GDB) Measure” sub-sections in the “Policy Termination and Reinstatement” section for additional information.
We also offer two automated transfer programs as additional benefits – Portfolio Rebalancing and Dollar Cost Averaging (DCA). Please note that you cannot select both the Portfolio Rebalancing Program and the DCA Program at the same time.
The following table summarizes the information about the additional benefits available under the policy. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Advances portion of death benefit upon Insured being terminally ill and not expected to live more than 12 months	Standard
  Eligible payment amount (Eligible Amount) does not include: amounts under riders that do not provide level or increasing coverage for at least two years after acceleration date; and amount payable under accidental death benefit rider.
  Minimum payment is $25,000.
  Maximum payment is lesser of 75% of Eligible Amount and $250,000.
  Death benefit reduced by accelerated amount.
  Face Amount and Account Value reduced by same percent as decrease in death benefit.

Accelerated Death Benefit for Chronic Illness Rider	Advances portion of death benefit upon Insured being chronically ill (as defined in the rider)	Standard (based on issue age and underwriting)
  Portion of death benefit used to determine maximum amount accelerated in a twelve-month period (“Eligible Amount”) does not include amount payable under other riders upon death of Insured, or any Face Amount increase, unless increase from Guaranteed Insurability Rider.
  $10,000 minimum accelerated amount.
  Maximum accelerated amount is the lesser of 20% of Eligible Amount and $200,000.
  Limit on maximum lifetime accelerated amount in policy.
  Death benefit is reduced by accelerated amount.
  Face Amount and Account Value are reduced by same percentage as death benefit.
  Accelerated amount limited by minimum Face Amount.
  Portion of payment first used to reduce Policy Debt.
  Not available in New York.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Overloan Protection Rider	Prevents policy lapse due to Policy Debt by providing a guaranteed paid-up insurance benefit	Optional (This rider is included automatically with the policy if the policy was issued using the Guideline Premium Test.)
Requirements:
  Policy In Force and at or past 15th  Policy Anniversary.
  Insured at least Attained Age 75.
  Account Value at least $100,000.
  Non-loaned Account Value must be sufficient to pay rider charge (if not, Owner required to repay Policy Debt to exercise rider).
  Policy issued under Guideline Premium Test.
  Policy is not and upon exercise of rider will not become a MEC.
  Policy Debt exceeds specified percentage of Account Value.
  Amounts that can be withdrawn without federal tax penalty have been withdrawn.

Exercising rider results in:
  Change to Option 1 death benefit if not already selected.
  Face Amount equals Minimum Death Benefit.
  Loaned Account Value earns interest at loan interest rate.
  Non-loaned Account Value held in GPA and accrues interest at not less than minimum GPA rate.
  All other riders terminate.
  No additional premiums allowed.
  No further policy loans or repayments, except in NY.
  No further policy changes, transfers, and withdrawals allowed.
  Death benefit adjusted and may be reduced to Minimum Death Benefit.

Disability Benefit Rider	Credits specified amount to Account Value and waives monthly charges on specific Monthly Charge Dates while Insured is totally and continuously disabled (as defined in the rider)	Optional
  Evidence of insurability required to add rider.
  Monthly credit of specified amount ends day before Insured’s Attained Age 65.
  Waiver of monthly charges ends day before Insured’s Attained Age 65 if Total Disability began at Insured’s Attained Age 60 or older.
  Rider not available if Waiver of Monthly Charges Rider or Waiver of Specified Premium Rider added to policy.

Guaranteed Insurability Rider	Provides right to increase Face Amount or purchase new policy without evidence of insurability on specified dates	Optional
  Evidence of insurability required to add rider.
  Requires premium payment to increase Face Amount or purchase new policy.
  Option amount limited to lesser of $125,000 or two times Face Amount of base policy.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Substitute of Insured Rider	Allows for substitution of Insured	Standard
  Owner must have insurable interest in life of substitute Insured.
  Both Insured and substitute Insured must be alive on date of substitution.
  Age of substitute Insured on birthday nearest Policy Date cannot be less than the minimum age or greater than maximum age allowed.
  Evidence of insurability of substitute Insured required.
  Payment of premium required if needed to avoid termination.

Waiver of Monthly Charges Rider	Waives monthly charges while Insured is totally and continuously disabled (as defined in rider)	Optional
  Evidence of insurability required to add rider.
  Rider benefit ends day before Insured’s Attained Age 65, if Total Disability began when Insured was Attained Age 60 or older.
  Rider not available if Disability Benefit Rider or Waiver of Specified Premium Rider added to policy.

Waiver of Specified Premium Rider	Credits Account Value with the greater of (1) specified monthly premium or (2) monthly charges due, while Insured is totally and continuously disabled (as defined in the rider)	Optional
  Evidence of insurability required to add rider.
  Rider benefit ends day before Insured’s Attained Age 65, if Total Disability began when Insured was Attained Age 60 or older.
  If Total Disability began before Insured was Attained Age 60 and continues to Attained Age 65, rider benefit after Age 65 limited to crediting Account Value with monthly charges due.
  Rider not available if Disability Benefit Rider or Waiver of Monthly Charges Rider added to policy.

Right to Convert To a Whole Life Insurance Policy Endorsement	Allows converting to whole life policy without evidence of insurability and deduction of surrender charges	Standard (for issue ages 62 and below)
  Conversion available after second Policy Anniversary to earlier of 10th  Policy Anniversary or Attained Age 65.
  Conversion not permitted within two years of Face Amount increase or policy reinstatement.

Adjustment to Surrender Charges Endorsement for Internal Replacements	Waives surrender charges in exchange of policy for non-variable life policy offered by MassMutual or its subsidiary	Standard	Evidence of insurability required. MassMutual reserves right to require repayment of loans and loan interest.
Adjustment to Surrender Charges Endorsement	Waives surrender charges if policy fully surrendered	Optional
  Evidence of insurability required to add endorsement.
  Not available for policies issued for personal use or business cases if annual premium less than $100,000.
  Other conditions that must be met:
  Policy is In Force;
  Surrender occurs after first five Policy Years;
  No loans or withdrawals taken under policy; and
  Policy not assigned after issue.

Portfolio Rebalancing Program	Automatically rebalances Separate Account Divisions to maintain original percent allocation of Account Value	Optional	Cannot use with the Dollar Cost Averaging Program or within 66 days of policy Issue Date.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Program	Automatically transfers a specific amount of Account Value from a single Separate Account Division to other divisions or the GPA, at set intervals	Optional	Cannot use with the Portfolio Rebalancing Program or within 66 days of policy Issue Date.
Persistency Credit	Automatically applies a percentage based credit that is added to the policy’s non-loaned Account Value	Standard	Not guaranteed except in NY.
Accelerated Death Benefit for Terminal Illness Rider
This rider advances a portion of the policy’s death benefit to the Owner when we receive proof, satisfactory to us, that the Insured is terminally ill and is not expected to live more than 12 months. If the death benefit is accelerated under this rider, the policy values, including the death benefit, cash values, and loan values, under this policy will be reduced.
Benefits under the rider may be taxable. The Owner should seek tax advice prior to requesting a terminal illness benefit payment.
For the purposes of this rider, terminal illness is a medical condition that:
•	is first diagnosed by a Legally Qualified Physician (as defined in the rider); and
•	with reasonable medical certainty, will result in the death of the Insured within 12 months from the date the Legally Qualified Physician certifies the diagnosis; and
•	is not curable by any means available to the medical profession.
We must receive the following items before an accelerated benefit can be paid:
•	Owner’s Written Request for payment of an accelerated death benefit under the policy;
•	Insured’s written authorization to release medical records to us
•	written consent to this request of any assignee and any irrevocable beneficiary under the policy; and
•	written certification from a Legally Qualified Physician that the Insured has a terminal illness, as defined above.
The amount eligible for acceleration under the rider (Eligible Amount) is equal to the sum of (1) and (2) below:
(1)	the death benefit payable under the policy (before any reduction for Policy Debt).
(2)	the amount payable upon death of the Insured under any life insurance rider included with the policy, if that rider provides level or increasing coverage on the life of the Insured for at least two years after the acceleration date.
The Eligible Amount does not include:
•	the amount payable upon the death of the Insured under any life insurance rider that does not provide level or increasing coverage for at least two years after the acceleration date; and
•	the amount payable upon the death of someone other than the Insured under the policy, if applicable; and
•	the amount of death benefit under any accidental death benefit rider.
The Owner may accelerate any portion of the Eligible Amount subject to the following limitations:
•	the minimum amount that may be accelerated is $25,000; and
•	the maximum amount that may be accelerated is equal to the lesser of 75% of the Eligible Amount and $250,000.
Accelerating the death benefit for terminal illness will have the following effects on the policy:
•	the death benefit will be reduced by the accelerated amount.
•
the Face Amount and Account Value will be reduced by the same percentage as the decrease in the death benefit of the policy (before any reduction for Policy Debt). Monthly charges will then be based on the new Face Amount and Account Value.

•	the GDB Measure and associated premium used to satisfy the GDB Safety Test will be reduced to reflect the new Face Amount.
There is no premium or cost of insurance charge for this rider. However, when you exercise benefits under this rider, your death benefit will be reduced by an amount greater than the terminal illness benefit payment. The terminal illness benefit payment will be reduced by:
•	a fee of not more than $250; and
•
twelve months interest on the amount accelerated at the annual interest rate we have declared for benefits under this rider. (This annual interest rate will not exceed the maximum rate specified in the rider.)

In no event will the terminal illness benefit payment be less than the result of (1) multiplied by (2), where:
(1)	is equal to the amount to be accelerated divided by the death benefit (before any reduction for Policy Debt); and
(2)	is equal to the Account Value less Policy Debt.
If there is any Policy Debt at the time a terminal illness benefit payment is made, a portion of the payment will be used to repay a portion of the Policy Debt in accordance with the rider.
Payment of the terminal illness benefit will be made to the Owner in a single sum, unless the payment has been assigned or designated by the Owner. However, we will not make the payment if we first receive due proof of the Insured’s death; in this case, we will instead pay the death benefit as if no request has been received under the rider.
After the accelerated benefit payment is made, the policy will remain In Force, and monthly charges, including insurance charges, will be based on the new Face Amount and Account Value.
The rider terminates on the earliest of:
•
on the date the Owner makes a Written Request to terminate (Note: The Owner may choose to terminate the rider if he or she wishes to guarantee that the policy’s death benefit is paid to the named beneficiaries rather than to the Owner. However, if the rider is terminated at the Owner’s request, it cannot be reinstated.);

•	on the date the policy terminates, for any reason;
•	the date that a terminal illness benefit payment is made under this rider; or
•	on the date the base policy is changed to a different policy on which the rider is not available.
This rider is included automatically with the policy at no charge at the time the policy is issued.
An example of the operation of the Accelerated Death Benefit for Terminal Illness Rider is set forth in Appendix D.
Accelerated Death Benefit for Chronic Illness Rider
This rider advances to the Owner a portion of the policy’s death benefit, when we receive proof, satisfactory to us, as set forth below, that the Insured is chronically ill. If the death benefit is accelerated under this rider, the policy values, including the death benefit, cash values, and loan values, under this policy will be reduced.
Benefits under the rider may be taxable. The Owner should seek tax advice prior to requesting a chronic illness benefit payment.
Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the rider. For the purposes of this rider, chronically ill means that, within the previous twelve (12) months, a Legally Qualified Physician has certified that the Insured:
•	is permanently unable to perform, without Substantial Assistance, at least two (2) Activities of Daily Living due to loss of functional capacity; or
•	requires Substantial Supervision to protect the Insured from threats to health or safety due to permanent Severe Cognitive Impairment.
The following items must be provided in writing before a chronic illness benefit payment can be paid.
•	Completed claim forms;
•	Certification from a Legally Qualified Physician that the Insured is chronically ill, as defined above; and
•	The written consent of any assignee and irrevocable beneficiary under the policy.
The Eligible Amount is the portion of the death benefit that is used to determine the maximum amount to be accelerated in any twelve-month period. The Eligible Amount is determined the first time an application for a chronic Illness benefit payment is approved and will not change. The Eligible Amount is equal to the death benefit of the policy (before any reduction for Policy Debt) on the Monthly Charge Date that is on, or precedes, the date your application for chronic illness is received in Good Order.
The Eligible Amount does not include the amount payable upon the death of the Insured under any life insurance rider, or any Face Amount increase, unless the increase was the result of exercising an increase option on a guaranteed insurability rider attached to the policy at issue, if applicable.
The amount to be accelerated is the amount of the death benefit that the Owner elects to accelerate under the terms of this rider, subject to the following limitations:
•	The minimum annual amount to be accelerated is $10,000.
•	The maximum annual amount to be accelerated is the lesser of 20% of the Eligible Amount and $200,000.
•	The maximum lifetime amount to be accelerated during the life of the Insured cannot exceed the amount shown in the policy’s specifications pages.
•	The amount to be accelerated must not cause the policy to no longer qualify as life insurance according to the Internal Revenue Code.
•
The Face Amount remaining after acceleration cannot be less than the minimum Face Amount shown in the policy’s specifications pages, plus the amount of any Face Amount increase(s) that were not the result of exercising an increase option under a guaranteed insurability rider attached to this policy at issue, if applicable.

•
The resulting chronic illness benefit payment cannot exceed the annualized per diem limitation within the meaning of sections 101(g)(3)(D) and 7702B(d) of the Internal Revenue Code less the amount received under any qualified long-term care coverage.

The Owner is only eligible to receive payment under this rider once in any twelve-month period. Accelerating the death benefit for chronic illness will have the following effects on the policy:
•	The death benefit will be reduced by the accelerated amount.
•
The Face Amount and Account Value will be reduced by the same percentage as the decrease in the death benefit of the policy (before any reduction for Policy Debt). Monthly charges will then be based on the new Face Amount and Account Value.

•	The GDB Measure and associated premium used to satisfy the GDB Safety Test will be reduced to reflect the new Face Amount.
There is no premium or cost of insurance charge for this rider. However, when you exercise benefits under this rider, your death benefit will be reduced by an amount greater than the chronic illness benefit payment. The chronic illness benefit payment will be the present value of the amount to be accelerated, based upon the interest rate and mortality assumptions described in the rider.
If there is any Policy Debt at the time a chronic illness benefit payment is made, a portion of the payment will be used to repay a portion of the Policy Debt in accordance with the rider.
Where this rider is available, it is included automatically for issue ages 18-65 for Insureds who qualify based on risk class and other underwriting requirements. The rider is only available at the time of policy issue.
This rider will terminate on the earliest of:
•
The date the Owner makes a Written Request to terminate (Note: The Owner may choose to terminate the rider if he or she wishes to guarantee that the policy’s death benefit is paid to the named beneficiaries rather than to the Owner. However, if the rider is terminated at the Owner’s request, it cannot be reinstated.);

•	The date the policy is changed to a different policy on which this rider is not available;
•	The date you exercise the accelerated death benefit for terminal illness rider; or
•	The date the policy terminates for any reason.
An example of the operation of the Accelerated Death Benefit for Chronic Illness Rider is set forth in Appendix E.
This rider is not available in New York.
Disability Benefit Rider
This rider provides a disability benefit while the Insured is totally and continuously disabled as defined in the rider. The rider provides the following monthly benefits if the Insured becomes totally and continuously disabled.
•
On specific Monthly Charge Dates, we will credit an amount to the Account Value equal to the specified benefit amount shown in the policy’s specifications for this rider. This amount will be treated as a Net Premium.

•	We also will waive the monthly charges due for this policy on specific Monthly Charge Dates.
The benefits will be provided after the Insured has been totally disabled for four continuous months and all conditions of the rider have been met.
The amount of rider benefit that is credited to the GDB Measure is the greater of:
•	the total rider benefit amount (specified benefit amount plus policy monthly charges) allocated to the Account Value; and
•	the GDB Monthly Factors.
Total Disability is defined as an incapacity of the Insured that:
•	is caused by sickness or injury; and
•	requires the Insured to be under a doctor’s care; and
•	begins while this rider is In Force; and
•	for the first 60 months of any period of Total Disability, prevents the Insured from performing the substantial and material duties of the Insured’s occupation; and
•	after Total Disability has continued for 60 months, prevents the Insured from engaging in any occupation the Insured is or may become qualified to perform.
The benefits will end when any of the following occurs:
•	the Insured is no longer totally disabled; or
•	satisfactory proof of continued Total Disability is not given to us as required; or
•	the Insured refuses or fails to have an examination we require; or
•	for the specified monthly benefit, the day before the Insured’s Attained Age becomes 65; and
•	for the waiver of monthly charges, the day before the Insured’s Attained Age becomes 65 if Total Disability began when the Insured’s Attained Age was 60 or older.
If Total Disability began before the Insured’s Attained Age 60 and continues to Attained Age 65, the rider benefit after Attained Age 65 will be the monthly charges for this policy.
Proof of claim must be received at our Administrative Office within one year after the notice of claim was given to us. However, if it was not reasonably possible to give us proof of claim on time, the delay will not reduce the benefit if proof is given as soon as reasonably possible.
This rider may be added at or after the time the policy is issued up to the Insured’s Attained Age 59. Satisfactory evidence of insurability is required at the time the rider is added. It cannot be added to a policy that has the Waiver of Monthly Charges Rider or the Waiver of Specified Premium Rider.
The Owner may terminate this rider at any time upon Written Request. If the rider is terminated at the Owner’s request, this rider cannot be reinstated. If not terminated at the Owner’s request, this rider will terminate automatically at the Insured’s Attained Age 65.
There is a monthly charge for this rider, which is the sum of the charge for the specified benefit amount and the charge for the waiver of monthly charges. This charge is based on the Insured’s Attained Age and gender, and on the benefits provided.
•	The specified benefit amount charge each month is equal to the specified monthly benefit multiplied by the specified benefit charge rate for the Insured’s Attained Age.
•	The waiver charge each month is equal to the sum of the monthly charges for the month, excluding the charge for this rider, multiplied by the waiver charge rate for the Insured’s Attained Age.
The monthly charge is deducted from the Account Value on each Monthly Charge Date prior to the rider’s termination.
There is also a monthly GDB Rider Factor. The GDB Rider Factor is calculated similarly to the monthly rider charge but is based on the sum of the GDB specified benefit factor and the GDB waiver factor. The GDB Measure is reduced by the GDB Rider Factor on each Monthly Charge Date prior to the rider’s termination.
The specified benefit charge rates, waiver charge rates, GDB specified benefit factors, and GDB waiver factors are shown in the policy’s specifications pages.
The example below shows the operation of this rider.
•	The specified monthly benefit is $500.
•	The Insured is Attained Age 55.
•	The Insured has been totally and permanently disabled for at least four months.
•	Account Value on the Monthly Charge Date prior to the deduction of monthly charges is $100,000.
•	Total monthly charges are $400.
•	The rider waives the monthly charges and credits the specified monthly benefit to the Account Value.
The impact to the Account Value is as follows:

Starting Account Value	$100,000
Rider Benefit	+ $500
Monthly Charges	– $0
Ending Account Value	$100,500
Guaranteed Insurability Rider
This rider provides the right to increase the Face Amount of the policy or purchase a new policy without evidence of insurability on certain option dates as defined in the rider.
A written application is required and an initial premium for a new policy or any premium payment needed for a Face Amount increase to the existing policy must be received at our Administrative Office by the end of the option period.
There are two types of option periods, regular and substitute. Regular option periods coincide with the Policy Anniversary dates nearest the Insured’s 25th, 28th, 31st, 34th, 37th, 40th, 43rd, and 46th birthday. Substitute option dates occur 91 days after the Insured’s marriage, the birth of an Insured’s child or adoption of a child by the Insured. In the event of multiple births, the maximum increase will be the benefit amount listed in the policy’s specifications pages multiplied by the number of children born (up to a maximum of three).
A substitute option date can be exercised only if there is a subsequent regular option date. If new insurance is purchased during a substitute option period, new insurance cannot be purchased again during the next regular option period. Failure to exercise an option date does not impact your ability to exercise a future option.
The rider option amount is subject to a maximum limit of $125,000, or, if less, two times the Face Amount of the base policy on the effective date of an increase in the rider option amount.
This rider may be added at or after the time the policy is issued up to the Insured’s Attained Age 40. Satisfactory evidence of insurability is required at the time the rider is added.
The rider terminates:
•	when the Owner makes a Written Request to terminate (Note: If the rider is terminated at the Owner’s request, it cannot be reinstated.);
•	after the last regular option date as defined in the rider;
•	following election of the last Face Amount increase that may be elected under the rider;
•	if the policy is changed to another policy under which this rider is not available; or
•	if the policy terminates.
There is a monthly charge for this rider. It is a rate per $1,000 of rider option amount, which is deducted from the Account Value on each Monthly Charge Date prior to the rider’s termination. This rider also has a GDB Rider Factor and a rider premium expense factor associated with it. The GDB Measure is reduced by the GDB Rider Factor on each Monthly Charge Date prior to the rider’s termination. The monthly charge rate per $1,000 of rider option amount, monthly GDB Rider Factors, and the rider premium expense factors are shown in the policy’s specifications pages.
The example below shows the operation of this rider.
Policy details:
Sex
Male
Risk Class
Non-Tobacco
Issue Age
30
Attained Age
37
Selected Face Amount
$250,000
Rider Option Amount
$50,000
On the Policy Anniversary:
•	The Face Amount can be increased by the rider option amount, from $250,000 to $300,000 because the Insured has reached Attained Age 37 (which is a regular option date) on this Policy Anniversary.
•	The increase segment gets the same risk class as the base policy (Non-Tobacco).
•	Evidence of insurability is not required for this Face Amount increase.
•	Monthly charges going forward will be based on the total Face Amount of $300,000 and will be higher.
Overloan Protection Rider
This rider may prevent the policy from lapsing due to Policy Debt by providing a guaranteed paid-up insurance benefit upon exercise of this rider, subject to certain conditions being met. This rider is designed to enable an Owner with a substantially depleted Net Surrender Value, due to Policy Debt, to potentially avoid the negative tax consequences associated with the lapsing of the policy.
Note: The Internal Revenue Services (IRS) has not issued guidance on the tax consequences of exercising the Overloan Protection Rider. It is possible that the IRS could assert that the Policy Debt should be treated as a distribution, in whole or in part, when this rider is invoked. Consult with a tax adviser regarding the risks associated with invoking this rider.
This rider is included automatically with the policy on the Issue Date if the policy was issued using the Guideline Premium Test under Section 7702 of the IRC. The rider cannot be elected after the policy Issue Date or if the policy was issued using the Cash Value Accumulation Test under Section 7702 of the IRC.
This rider will be exercised when we have received the Owner’s Written Request, and all of the following requirements have been met.
•	The policy is In Force and has reached the 15th Policy Anniversary date;
•	The Insured is at least Attained Age 75;
•	The Account Value of the policy must be at least $100,000;
•	The non-loaned Account Value is sufficient to pay the Rider Charge (described below);
•	The policy is issued under the federal Guideline Premium Test under Section 7702 of the Internal Revenue Code, as amended;
•	The policy is not, and exercise of this rider will not cause the policy to become, a “Modified Endowment Contract” under the Internal Revenue Code;
•
The Policy Debt exceeds a specified percentage of the Account Value. This percentage is called the Overloan Trigger Point and varies by the Attained Age of the Insured. The Overloan Trigger Point Points are shown below; and

•	All amounts that can be withdrawn from the policy without the imposition of federal income tax must have already been taken as withdrawals.
To exercise the rider, Policy Debt must exceed a specified percentage of the Account Value called the Overloan Trigger Point. There is a one-time charge to exercise this rider. The charge is equal to the Account Value multiplied by a percentage that varies by the Insured’s Attained Age at the time the rider is exercised. There are no periodic charges for this rider after it is exercised.
The Rider Charge Percentages and Overloan Trigger Points vary by the Insured’s Attained Age as shown below.
Attained Age
Rider Charge Percentage
Overloan Trigger Point
0-74
N/A
N/A
75
3.20%
95.8%
76
3.20%
95.8%
77
3.20%
95.8%
78
3.20%
95.8%
79
3.20%
95.8%
80
3.20%
95.8%
81
3.20%
95.8%
82
3.20%
95.8%
83
3.10%
95.9%
84
3.10%
95.9%
85
3.00%
96.0%
86
2.90%
96.1%
87
2.70%
96.3%
88
2.50%
96.5%
89
2.30%
96.7%
90
2.00%
97.0%
Attained Age
Rider Charge Percentage
Overloan Trigger Point
91
1.50%
97.5%
92
1.00%
98.0%
93
1.00%
98.0%
94
1.00%
98.0%
95+
1.00%
98.0%
If the non-loaned Account Value is insufficient to cover the Rider Charge, in order to exercise this rider, the Owner will be required to repay Policy Debt such that there is enough non-loaned Account Value to cover the Rider Charge.
When all of the policy conditions are met, and after we receive the Owner’s Written Request to exercise this rider and the Rider Charge has been applied, the policy’s death benefit will be adjusted in two steps:
•	If the Death Benefit Option is not already Death Benefit Option 1, it will be changed to Death Benefit Option 1; and
•
The Face Amount will equal the Minimum Death Benefit after the Rider Charge is taken. If this Face Amount is not compliant with Section 7702 of the IRC, the Owner will not be allowed to exercise this rider.

If we determine that a current or future distribution will be required to maintain the policy’s qualification as life insurance under Section 7702 of the IRC, the Owner will not be allowed to exercise this rider.
Exercising this rider will affect the policy and any other policy riders as follows:
•	Interest will continue to accrue on the Policy Debt at the applicable interest rate under the policy;
•	The loaned Account Value in the Guaranteed Principal Account will earn interest at the same rate as the loan interest rate;
•
Any remaining non-loaned Account Value will be held in the Guaranteed Principal Account and will accrue interest at not less than the policy’s minimum annual interest rate for the Guaranteed Principal Account, shown in the policy’s specifications pages;

•	All other policy riders will be terminated;
•	No further monthly charges or additional charges will be taken from the Account Value;
•	No further premiums will be allowed;
•	No further policy loans may be taken and no further loan repayments may be made, except in New York;
•	No further policy changes, transfers of values or withdrawals will be allowed;
•	The amount of the death benefit will be the maximum of (A) or (B), reduced by any Policy Debt, where:
(A)	is the policy’s adjusted Face Amount after this rider is exercised; and
(B)	is the Minimum Death Benefit, calculated as of the date of the Insured’s death
Note: The death benefit may be reduced (significantly) to the minimum amount permitted under the tax code to maintain the policy’s status as a life insurance policy.
This rider will terminate when any of the following occurs:
•	before this rider is exercised, we receive a satisfactory Written Request from the Owner to terminate this rider. Such termination will be effective on the date we receive the Written Request; or
•	termination of the policy for any reason.
This rider cannot be reinstated if it was terminated at the Owner’s request.
An example of the operation of the Overloan Protection Rider, including the Overloan Trigger Point, is set forth in Appendix F.
Substitute of Insured Rider
This rider allows you to substitute a new Insured in place of the current Insured under the policy.
A substitute of the Insured is allowed if the policy is In Force, and all of the following conditions are met as of the date of substitution:
•	the Owner has an insurable interest in the life of the substitute Insured;
•	the Insured and substitute Insured are living on the date of substitution;
•	the substitute Insured must not be over the maximum age allowed by us for the policy on the birthday nearest the date of substitution; and
•	the age of the substitute Insured on the birthday nearest the Policy Date must not be less than the minimum age, or greater than the maximum age, allowed by us for the policy on the Policy Date.
Before the submission can become effective, we require:
•	a written application for substitution, received by us at our Home Office or Administration Office;
•	evidence of insurability of the substitute Insured that is satisfactory to us;
•	payment to us of any premium required to avoid termination under the Grace Period and Termination provision of the policy; and
•	payment of a fee of $75.00.
All monthly charges after the substitution of the Insured will be based on the life and risk classification of the substitute Insured.
The rider will continue In Force to, but not including, the Policy Anniversary date on which the current Insured’s Attained Age becomes 75. However, it will end automatically before that date at the time any one of the following occurs:
•	change of the policy to a different policy under which the rider is not available;
•	a substitution of the Insured is made under the terms of this rider;
•	upon Written Request; or
•	termination of the policy for any reason.
Substituting a new Insured under the policy may have adverse tax consequences. Please consult your tax adviser before you make your decision.
This rider is available for issue ages 0-74. It is included automatically at no charge at the time the policy is issued.
An example of the operation of the Substitute of Insured Rider is set forth in Appendix G.
Waiver of Monthly Charges Rider
Under this rider, we will waive the monthly charges due for the policy while the Insured is totally and continuously disabled, as defined in the rider, for four months or longer. We will not return any premiums paid; however, we will adjust the Account Value according to the terms of the rider.
The amount of rider benefit that is credited to the GDB Measure is the greater of:
•	the total rider benefit amount (policy monthly charges) allocated to the Account Value; and
•	the GDB Monthly Factors.
Total Disability is defined as an incapacity of the Insured that:
•	is caused by sickness or injury; and
•	requires the Insured to be under a doctor’s care; and
•	begins while this rider is In Force; and
•	for the first 60 months of any period of Total Disability, prevents the Insured from performing the substantial and material duties of the Insured’s occupation; and
•	after Total Disability has continued for 60 months, prevents the Insured from engaging in any occupation the Insured is or may become qualified to perform.
The benefits will end when any of the following occurs:
•	the Insured is no longer totally disabled; or
•	satisfactory proof of continued Total Disability is not given to us as required; or
•	the Insured refuses or fails to have an examination we require; or
•	the day before the Insured’s Attained Age becomes 65, if Total Disability began when the Insured was Attained Age 60 or older.
Proof of claim must be received at our Administrative Office within one year after the notice of claim was given to us. However, if it was not reasonably possible to give us notice and/or proof of claim on time, the delay will not reduce the benefit if notice and/or proof are given as soon as reasonably possible. If notice is given more than one year from the Monthly Charge Date on which charges would have first been waived due to the Insured’s Total Disability, we would only provide a benefit for the twelve Monthly Charge Dates that immediately precede the date notice is given to us.
This rider may be added at or after the time the policy is issued up to the Insured’s Attained Age 59. Satisfactory evidence of insurability is required at the time the rider is added. It cannot be added to a policy that has the Disability Benefit Rider or the Waiver of Specified Premium Rider.
The Owner may terminate this rider at any time upon Written Request. If the rider is terminated at the Owner’s request, it cannot be reinstated. If not terminated at the Owner’s request, the rider will continue In Force to, but not including, the Policy Anniversary date on which the Insured’s Attained Age becomes 65.
There is a monthly charge for this rider. This charge is based on the Insured’s Attained Age and gender. The charge each month is equal to the sum of the monthly charges for the month, excluding the charge for this rider, multiplied by the waiver charge rate for the Insured’s Attained Age. The charge is deducted from the Account Value on each Monthly Charge Date prior to the rider’s termination.
There is also a monthly GDB Rider Factor. The GDB Rider Factor is calculated similarly to the monthly rider charge but is based on the GDB waiver factor. The GDB Measure is reduced by the GDB Rider Factor on each Monthly Charge Date prior to the rider’s termination.
The waiver charge rates and GDB waiver factors are shown in the policy’s specifications pages.
The example below shows the operation of this rider.
•	The Insured is Attained Age 55.
•	The Insured has been totally and permanently disabled for at least four months.
•	Account Value on Monthly Charge Date prior to the deduction of monthly charges is $100,000.
•	Total monthly charges are $400.
•	The rider waives the monthly charges, so the Account Value remains at $100,000.
Waiver of Specified Premium Rider
Under this rider, we will credit the Account Value the greater of:
•	the specified monthly premium or
•	the monthly charges due for the policy
while the Insured is totally and continuously disabled, as defined in the rider, for four months or longer. We will not return any premiums paid; however, we will adjust the Account Value according to the terms of the rider.
The amount of rider benefit that is credited to GDB Measure is the greater of:
•	the total rider benefit amount (specified monthly premium or monthly charges) allocated to the Account Value; and
•	the GDB Monthly Factors.
Total Disability is defined as an incapacity of the Insured that:
•	is caused by sickness or injury; and
•	requires the Insured to be under a doctor’s care; and
•	begins while this rider is In Force; and
•	for the first 60 months of any period of Total Disability, prevents the Insured from performing the substantial and material duties of the Insured’s occupation; and
•	after Total Disability has continued for 60 months, prevents the Insured from engaging in any occupation the Insured is or may become qualified to perform.
The benefits will end when any of the following occurs:
•	the Insured is no longer totally disabled; or
•	satisfactory proof of continued Total Disability is not given to us as required; or
•	the Insured refuses or fails to have an examination we require; or
•	the day before the Insured’s Attained Age becomes 65, if Total Disability began when the Insured was Attained Age 60 or older.
Monthly charges will continue to be deducted on each Monthly Charge Date until a claim has been approved. For any of these Monthly Charge Dates that have already passed at the time a claim is approved, the Account Value will be credited to reflect provision of these monthly benefits.
If the disability began before the Insured was Attained Age 60 and continues to Attained Age 65, the rider benefit after Attained Age 65 will be the monthly charges for this policy.
Proof of claim must be received at our Administrative Office within one year after the notice of claim was given to us. However, if it was not reasonably possible to give us proof of claim on time, the delay will not reduce the benefit if proof is given as soon as reasonably possible.
This rider may be added at or after the time the policy is issued up to the Insured’s Attained Age 59. Satisfactory evidence of insurability is required at the time the rider is added. It cannot be added to a policy that has the Disability Benefit Rider or the Waiver of Monthly Charges Rider.
The Owner may terminate this rider at any time upon Written Request. If the rider is terminated at the Owner’s request, it cannot be reinstated. If not terminated at the Owner’s request, the rider will continue In Force to, but not including, the Policy Anniversary date on which the Insured’s Attained Age becomes 65.
There is a monthly charge for this rider, which is based on the Insured’s Attained Age and gender, and on the benefits provided. The charge each month is the greater of:
•	the specified benefit amount charge, which is equal to the specified monthly benefit multiplied by the specified benefit charge rate for the Insured’s Attained Age; and
•	the waiver charge, which is equal to the sum of the monthly charges for the month, excluding the charge for this rider, multiplied by the waiver charge rate for the Insured’s Attained Age.
The charge is deducted from the Account Value on each Monthly Charge Date prior to the rider’s termination.
There is also a monthly GDB Rider Factor. The GDB Rider Factor is calculated similarly to the monthly rider charge but is based on the greater of the GDB specified benefit factor and the GDB waiver factor. The GDB Measure is reduced by the GDB Rider Factor on each Monthly Charge Date prior to the rider’s termination.
The specified benefit charge rates, waiver charge rates, GDB specified benefit factors, and GDB waiver factors are shown in the policy’s specifications pages.
The example below shows the operation of this rider.
•	The specified monthly benefit is $500.
•	The Insured is Attained Age 55.
•	The Insured has been totally and permanently disabled for at least four months.
•	Account Value on the Monthly Charge Date prior to the deduction of monthly charges is $100,000.
•	Total monthly charges are $400.
•
The rider credits to the Account Value the greater of the specified monthly benefit ($500 for this example) and the monthly charges ($400 for this example). The impact to the Account Value is as follows:

Starting Account Value	$100,000
Rider Benefit	+ $500
Monthly Charges	– $400
Ending Account Value	$100,100
Adjustment to Surrender Charges Endorsement (for internal replacements)
This endorsement allows the Company to waive surrender charges if an Owner wishes to exchange this policy for a qualifying non-variable life insurance policy offered by MassMutual or one of its subsidiaries provided the following conditions are met:
•	On the date of the exchange, the Net Surrender Value of the new policy must be less than or equal to the Net Surrender Value of the replaced policy;
•	The Face Amount of the new policy must be equal to or greater than the Face Amount of the replaced policy; and
•	The entire value of the replaced policy must be put into the new policy.
This endorsement is included automatically with the policy at no charge at the time the policy is issued.
We require a written application and evidence of insurability satisfactory to us for the new policy. There is no guarantee the new policy will be issued. We reserve the right to require repayment of any loans and loan interest.
We have the right to modify, suspend, or terminate any replacement program at any time without prior notification. This right does not apply to policies to which the endorsement has already been added.
Adjustment to Surrender Charges Endorsement
This endorsement allows the Company to waive surrender charges if an Owner wishes to surrender this policy in full provided the following conditions are met:
•	The policy is In Force;
•	The policy is surrendered during the first five Policy Years (including surrenders under settlement options);
•	No loans have been taken against the policy;
•	No withdrawals have been taken from the policy; and
•	The policy has not been assigned after issue.
We require a written application and evidence of insurability satisfactory to us to attach this endorsement to the policy. We also charge a one-time fee of $150 to add this endorsement. The endorsement is available for business cases where the annual policy premium for the case equals or exceeds $100,000. The endorsement is not available on policies intended for personal use or where the annual policy premium for the case is less than $100,000. A case is defined as one or more policies with a single business owner. This endorsement is only available for attachment at the time the policy is issued.
For more information, please contact your registered representative or call our Administrative Office.
Right to Exchange or Convert
Generally, you can exchange a life insurance policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making such an exchange, you should compare the features, fees, and risks of both policies to determine whether the purchase of the new policy is in your best interest. Remember that if you replace a policy with another policy, you might have to pay a surrender charge on the surrendered policy, and there may be new surrender charges for the new policy. In addition, other charges may be higher (or lower), and the benefits may be different. You should talk to your financial professional or tax adviser.
Under the Right to Convert to a Whole Life Insurance Policy Endorsement, the Owner may convert the policy to a new whole life insurance policy that we make available without providing evidence of insurability, and we will waive surrender charges. The Face Amount of the new policy must equal the total Face Amount of this policy on the conversion date. The entire value of this policy must be converted to the new policy. The conversion period begins after the second Policy Anniversary and ends on the tenth Policy Anniversary or Attained Age 65, whichever is earlier. In addition, no conversion is permitted within the two years following the effective date of a Face Amount increase or reinstatement. This endorsement is automatically included at the time the policy is issued for issue ages 62 and below. An example of the operation of the Right to Convert To a Whole Life Insurance Policy Endorsement is set forth in Appendix H.
For a policy issued in New York, the Owner has certain additional policy exchange rights:
•
The Owner can exchange the policy for a new flexible premium adjustable life insurance policy, offered by us, with values that do not depend on the investment results of the Separate Account. The exchange must be elected within 18 months after the Policy Date and evidence of insurability will not be required. The Account Value of the new policy at the time of exchange will be equal to the Account Value of this policy at that time. Any outstanding Policy Debt under this policy must be repaid or transferred to the new policy on the date of exchange.

•
The Owner has the option to surrender the policy for level paid-up insurance within 60 days following each Policy Anniversary. The amount of level paid-up insurance will be determined by applying the Net Surrender Value as a net single premium at the gender and Attained Age of the Insured on that date.

•
In the event of a material change in the investment policy of the Separate Account, the Owner has the option of converting the policy to an individual flexible premium adjustable life insurance policy that we make available for this conversion having values that do not depend on the investment results of the Separate Account. The conversion must be elected within 60 days after the effective date of the change in the investment policy of the Separate Account or the receipt of notice of the options available, whichever is later. Evidence of insurability will not be required for this conversion.

Benefits Available [Table Text Block]
Name of Benefit
Purpose
Is this Benefit Standard or Optional?
Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider
Advances portion of death benefit upon Insured being terminally ill and not expected to live more than 12 months
Standard
  Eligible payment amount (Eligible Amount) does not include: amounts under riders that do not provide level or increasing coverage for at least two years after acceleration date; and amount payable under accidental death benefit rider.
  Minimum payment is $25,000.
  Maximum payment is lesser of 75% of Eligible Amount and $250,000.
  Death benefit reduced by accelerated amount.
  Face Amount and Account Value reduced by same percent as decrease in death benefit.
Accelerated Death Benefit for Chronic Illness Rider
Advances portion of death benefit upon Insured being chronically ill (as defined in the rider)
Standard (based on issue age and underwriting)
  Portion of death benefit used to determine maximum amount accelerated in a twelve-month period (“Eligible Amount”) does not include amount payable under other riders upon death of Insured, or any Face Amount increase, unless increase from Guaranteed Insurability Rider.
  $10,000 minimum accelerated amount.
  Maximum accelerated amount is the lesser of 20% of Eligible Amount and $200,000.
  Limit on maximum lifetime accelerated amount in policy.
  Death benefit is reduced by accelerated amount.
  Face Amount and Account Value are reduced by same percentage as death benefit.
  Accelerated amount limited by minimum Face Amount.
  Portion of payment first used to reduce Policy Debt.
  Not available in New York.
Overloan Protection Rider
Prevents policy lapse due to Policy Debt by providing a guaranteed paid-up insurance benefit
Optional (This rider is included automatically with the policy if the policy was issued using the Guideline Premium Test.)
Requirements:
  Policy In Force and at or past 15th  Policy Anniversary.
  Insured at least Attained Age 75.
  Account Value at least $100,000.
  Non-loaned Account Value must be sufficient to pay rider charge (if not, Owner required to repay Policy Debt to exercise rider).
  Policy issued under Guideline Premium Test.
  Policy is not and upon exercise of rider will not become a MEC.
  Policy Debt exceeds specified percentage of Account Value.
  Amounts that can be withdrawn without federal tax penalty have been withdrawn.

Exercising rider results in:
  Change to Option 1 death benefit if not already selected.
  Face Amount equals Minimum Death Benefit.
  Loaned Account Value earns interest at loan interest rate.
  Non-loaned Account Value held in GPA and accrues interest at not less than minimum GPA rate.
  All other riders terminate.
  No additional premiums allowed.
  No further policy loans or repayments, except in NY.
  No further policy changes, transfers, and withdrawals allowed.
  Death benefit adjusted and may be reduced to Minimum Death Benefit.
Disability Benefit Rider
Credits specified amount to Account Value and waives monthly charges on specific Monthly Charge Dates while Insured is totally and continuously disabled (as defined in the rider)
Optional
  Evidence of insurability required to add rider.
  Monthly credit of specified amount ends day before Insured’s Attained Age 65.
  Waiver of monthly charges ends day before Insured’s Attained Age 65 if Total Disability began at Insured’s Attained Age 60 or older.
  Rider not available if Waiver of Monthly Charges Rider or Waiver of Specified Premium Rider added to policy.
Guaranteed Insurability Rider
Provides right to increase Face Amount or purchase new policy without evidence of insurability on specified dates
Optional
  Evidence of insurability required to add rider.
  Requires premium payment to increase Face Amount or purchase new policy.
  Option amount limited to lesser of $125,000 or two times Face Amount of base policy.
Substitute of Insured Rider
Allows for substitution of Insured
Standard
  Owner must have insurable interest in life of substitute Insured.
  Both Insured and substitute Insured must be alive on date of substitution.
  Age of substitute Insured on birthday nearest Policy Date cannot be less than the minimum age or greater than maximum age allowed.
  Evidence of insurability of substitute Insured required.
  Payment of premium required if needed to avoid termination.
Waiver of Monthly Charges Rider
Waives monthly charges while Insured is totally and continuously disabled (as defined in rider)
Optional
  Evidence of insurability required to add rider.
  Rider benefit ends day before Insured’s Attained Age 65, if Total Disability began when Insured was Attained Age 60 or older.
  Rider not available if Disability Benefit Rider or Waiver of Specified Premium Rider added to policy.
Waiver of Specified Premium Rider
Credits Account Value with the greater of (1) specified monthly premium or (2) monthly charges due, while Insured is totally and continuously disabled (as defined in the rider)
Optional
  Evidence of insurability required to add rider.
  Rider benefit ends day before Insured’s Attained Age 65, if Total Disability began when Insured was Attained Age 60 or older.
  If Total Disability began before Insured was Attained Age 60 and continues to Attained Age 65, rider benefit after Age 65 limited to crediting Account Value with monthly charges due.
  Rider not available if Disability Benefit Rider or Waiver of Monthly Charges Rider added to policy.
Right to Convert To a Whole Life Insurance Policy Endorsement
Allows converting to whole life policy without evidence of insurability and deduction of surrender charges
Standard (for issue ages 62 and below)
  Conversion available after second Policy Anniversary to earlier of 10th  Policy Anniversary or Attained Age 65.
  Conversion not permitted within two years of Face Amount increase or policy reinstatement.
Adjustment to Surrender Charges Endorsement for Internal Replacements
Waives surrender charges in exchange of policy for non-variable life policy offered by MassMutual or its subsidiary
Standard
  Evidence of insurability required.
  MassMutual reserves right to require repayment of loans and loan interest.
Adjustment to Surrender Charges Endorsement
Waives surrender charges if policy fully surrendered
Optional
  Evidence of insurability required to add endorsement.
  Not available for policies issued for personal use or business cases if annual premium less than $100,000.
  Other conditions that must be met:
  Policy is In Force;
  Surrender occurs after first five Policy Years;
  No loans or withdrawals taken under policy; and
  Policy not assigned after issue.
Portfolio Rebalancing Program
Automatically rebalances Separate Account Divisions to maintain original percent allocation of Account Value
Optional
Cannot use with the Dollar Cost Averaging Program or within 66 days of policy Issue Date.
Dollar Cost Averaging Program
Automatically transfers a specific amount of Account Value from a single Separate Account Division to other divisions or the GPA, at set intervals
Optional
Cannot use with the Portfolio Rebalancing Program or within 66 days of policy Issue Date.
Persistency Credit
Automatically applies a percentage based credit that is added to the policy’s non-loaned Account Value
Standard
Not guaranteed except in NY.

Benefits Description [Table Text Block]	Starting Account Value Rider Benefit Monthly Charges Ending Account Value Starting Account Value Rider Benefit Monthly Charges Ending Account Value
Item 18. Portfolio Companies (N-6) [Text Block]
Appendix A
Funds Available Under the Policy
The following is a list of Funds currently available under the policy. This list of Funds is subject to change, as discussed in this prospectus for the policy. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Apex. You can also request this information at no cost by calling (800)  272-2216 or sending an email request to MassMutualServiceCenter@MassMutual.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.97%	-15.90%	4.83%	8.12%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01% (*)	-13.70%	4.05%	6.80%
Asset Allocation	MML Balanced Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.83%	-14.73%	3.02%	5.14%
Asset Allocation	MML Conservative Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.81%	-14.74%	2.50%	4.34%
Asset Allocation	MML Growth Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.89%	-15.30%	4.27%	7.08%
Asset Allocation	MML iShares® 60/40 Allocation Fund (Class II)(1)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.50% (*)	—	—	—
Asset Allocation	MML iShares® 80/20 Allocation Fund (Class II)(1)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.50% (*)	—	—	—
Asset Allocation	MML Moderate Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.85%	-14.97%	3.36%	5.84%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.54%	1.22%	0.89%	0.49%
Fixed Income	Fidelity® VIP Bond Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.14%	-13.19%	—	—

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Fixed Income	Fidelity® VIP Strategic Income Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK), FIL Investments (Japan) Limited	0.67%	-11.26%	1.35%	2.46%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.91% (*)	-11.46%	-1.30%	0.63%
Fixed Income	MML Dynamic Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Advisers: Western Asset Management Company, LLC and Western Asset Management Company Limited	0.57% (*)	-13.98%	-0.59%	—
Fixed Income	MML High Yield Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.97% (*)	-11.72%	1.79%	4.31%
Fixed Income	MML Inflation-Protected and Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.60% (*)	-13.35%	1.84%	1.02%
Fixed Income	MML Managed Bond Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.44%	-12.05%	2.22%	4.81%
Fixed Income	MML Short-Duration Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.59%	-7.79%	0.26%	0.99%
Fixed Income	MML Total Return Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.64%	-14.70%	-0.04%	0.85%
Fixed Income	PIMCO Income Portfolio (Institutional Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.67%	-7.64%	1.93%	—
Fixed Income	Vanguard VIF Global Bond Index Portfolio Adviser: The Vanguard Group, Inc. Sub-Adviser: N/A	0.13%	-13.13%	-0.12%	—
Balanced	MML Blend Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.50%	-16.59%	4.69%	7.80%
Large Cap Value	MML Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC	0.44%	-4.65%	7.72%	10.50%
Large Cap Value	MML Equity Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.79%	-3.57%	7.06%	9.71%
Large Cap Value	MML Fundamental Value Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Boston Partners Global Investors, Inc.	0.80% (*)	-4.86%	6.93%	9.93%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Value	MML Income & Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.70%	-0.31%	7.34%	10.23%
Large Cap Blend	Fidelity® VIP Contrafund® Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%
Large Cap Blend	Fidelity® VIP Total Market Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.12%	-19.22%	—	—
Large Cap Blend	Invesco V.I. Main Street Fund® (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.80% (*)	-20.13%	7.15%	10.76%
Large Cap Blend	MML Equity Index Fund (Class III) Adviser: MML Investment Advisers, LLC Sub-Adviser: Northern Trust Investments, Inc.	0.13%	-18.23%	9.30%	12.42%
Large Cap Blend	MML Focused Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	0.87%	-4.69%	11.59%	13.39%
Large Cap Blend	MML Fundamental Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.81%	-20.24%	10.50%	13.04%
Large Cap Blend	MML Sustainable Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.57%	-17.01%	8.64%	11.67%
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(4)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.03%	-30.29%	10.66%	13.16%
Large Cap Growth	MML Blue Chip Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.78%	-39.50%	4.59%	11.41%
Large Cap Growth	MML Large Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.72%	-27.55%	7.84%	11.54%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.90%	-1.33%	6.81%	11.12%
Small/Mid-Cap Value	MML Small Company Value Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.93% (*)	-14.78%	4.99%	8.98%
Small/Mid-Cap Value	MML Small/Mid-Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	0.83%	-15.69%	4.18%	9.54%
Small/Mid-Cap Blend	BlackRock Small Cap Index V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A	0.22% (*)	-20.46%	3.98%	8.74%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Small/Mid-Cap Blend	Fidelity® VIP Extended Market Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.13%	-18.13%	—	—
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.73%	-15.88%	7.20%	11.07%
Small/Mid-Cap Blend	Vanguard VIF Mid-Cap Index Portfolio Adviser: The Vanguard Group, Inc. Sub-Adviser: N/A	0.17%	-18.82%	7.18%	10.95%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.86%	-30.98%	8.64%	11.83%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP	0.82%	-25.11%	6.46%	11.61%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.10% (*)	-23.15%	7.40%	11.44%
International/Global	Fidelity® VIP International Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.17%	-16.02%	—	—
International/Global	Fidelity® VIP Overseas Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited	0.77%	-24.48%	2.61%	5.74%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.00% (*)	-27.13%	0.23%	4.21%
International/Global	Invesco V.I. Global Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.81%	-31.76%	2.85%	7.86%
International/Global	MML Foreign Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	0.94% (*)	-14.58%	-0.54%	2.62%
International/Global	MML Global Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	0.85%	-17.71%	5.39%	8.63%
International/Global	MML International Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Advisers: Massachusetts Financial Services Company and Harris Associates L.P.	0.98% (*)	-15.10%	-1.03%	—
International/Global	MML Strategic Emerging Markets Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.25% (*)	-26.58%	-2.69%	-0.56%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Specialty(6)	Delaware Ivy VIP Asset Strategy (Class I) Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited, and Macquarie Funds Management Hong Kong Limited	0.62% (*)	-14.71%	4.32%	4.46%
Specialty(6)	Fidelity® VIP Health Care Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.63%	-12.41%	10.50%	15.07%
Specialty(6)	Fidelity® VIP Real Estate Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.64%	-27.51%	1.70%	5.11%
Specialty(6)	Janus Henderson Global Technology and Innovation Portfolio (Institutional) Adviser: Janus Capital Management LLC Sub-Adviser: N/A	0.72%	-36.95%	10.57%	15.63%
Specialty(6)	MML Equity Rotation Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.76% (*)	-14.29%	7.50%	—
Specialty(6)	MML Managed Volatility Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	1.08%	-12.05%	2.22%	4.81%
Specialty(6)	Vanguard VIF Real Estate Index Portfolio Adviser: The Vanguard Group, Inc. Sub-Adviser: N/A	0.26%	-26.30%	3.69%	6.36%

Prospectuses Available [Text Block]	The following is a list of Funds currently available under the policy. This list of Funds is subject to change, as discussed in this prospectus for the policy. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Apex. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to MassMutualServiceCenter@MassMutual.com.The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Fund Type
Fund and Adviser/Sub-Adviser
Current Expenses (expenses/ average assets)
Average Annual Total Returns
(as of 12/31/2022)
1 Year
5 Year
10 Year
Asset Allocation
MML Aggressive Allocation Fund (Initial Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
0.97%
-15.90%
4.83%
8.12%
Asset Allocation
MML American Funds Core Allocation Fund (Service Class I)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
1.01%
(*)
-13.70%
4.05%
6.80%
Asset Allocation
MML Balanced Allocation Fund (Initial Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
0.83%
-14.73%
3.02%
5.14%
Asset Allocation
MML Conservative Allocation Fund (Initial Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
0.81%
-14.74%
2.50%
4.34%
Asset Allocation
MML Growth Allocation Fund (Initial Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
0.89%
-15.30%
4.27%
7.08%
Asset Allocation
MML iShares®  60/40 Allocation Fund (Class II)(1)(2)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: BlackRock Investment Management, LLC
0.50%
(*)
—
—
—
Asset Allocation
MML iShares®  80/20 Allocation Fund (Class II)(1)(2)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: BlackRock Investment Management, LLC
0.50%
(*)
—
—
—
Asset Allocation
MML Moderate Allocation Fund (Initial Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
0.85%
-14.97%
3.36%
5.84%
Money Market
MML U.S. Government Money Market Fund (Initial Class)(3)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Barings LLC
0.54%
1.22%
0.89%
0.49%
Fixed Income
Fidelity® VIP Bond Index Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
0.14%
-13.19%
—
—
Fixed Income
Fidelity® VIP Strategic Income Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK), FIL Investments (Japan) Limited
0.67%
-11.26%
1.35%
2.46%
Fixed Income
Invesco V.I. Global Strategic Income Fund (Series I)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
0.91%
(*)
-11.46%
-1.30%
0.63%
Fixed Income
MML Dynamic Bond Fund (Class II)
Adviser: MML Investment Advisers, LLC
Sub-Advisers: Western Asset Management Company, LLC and Western Asset Management Company Limited
0.57%
(*)
-13.98%
-0.59%
—
Fixed Income
MML High Yield Fund (Class II)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Barings LLC
0.97%
(*)
-11.72%
1.79%
4.31%
Fixed Income
MML Inflation-Protected and Income Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Barings LLC
0.60%
(*)
-13.35%
1.84%
1.02%
Fixed Income
MML Managed Bond Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Barings LLC
0.44%
-12.05%
2.22%
4.81%
Fixed Income
MML Short-Duration Bond Fund (Class II)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Barings LLC
0.59%
-7.79%
0.26%
0.99%
Fixed Income
MML Total Return Bond Fund (Class II)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Metropolitan West Asset Management, LLC
0.64%
-14.70%
-0.04%
0.85%
Fixed Income
PIMCO Income Portfolio (Institutional Class)
Adviser: Pacific Investment Management Company LLC
Sub-Adviser: N/A
0.67%
-7.64%
1.93%
—
Fixed Income
Vanguard VIF Global Bond Index Portfolio
Adviser: The Vanguard Group, Inc.
Sub-Adviser: N/A
0.13%
-13.13%
-0.12%
—
Balanced
MML Blend Fund (Initial Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: BlackRock Investment Management, LLC
0.50%
-16.59%
4.69%
7.80%
Large Cap Value
MML Equity Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Advisers: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC
0.44%
-4.65%
7.72%
10.50%
Large Cap Value
MML Equity Income Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: T. Rowe Price Associates, Inc.
0.79%
-3.57%
7.06%
9.71%
Large Cap Value
MML Fundamental Value Fund (Class II)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Boston Partners Global Investors, Inc.
0.80%
(*)
-4.86%
6.93%
9.93%
Large Cap Value
MML Income & Growth Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC
0.70%
-0.31%
7.34%
10.23%
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
0.60%
-26.31%
8.66%
11.43%
Large Cap Blend
Fidelity® VIP Total Market Index Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Adviser: Geode Capital Management, LLC
0.12%
-19.22%
—
—
Large Cap Blend
Invesco V.I. Main Street Fund® (Series I)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
0.80%
(*)
-20.13%
7.15%
10.76%
Large Cap Blend
MML Equity Index Fund (Class III)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Northern Trust Investments, Inc.
0.13%
-18.23%
9.30%
12.42%
Large Cap Blend
MML Focused Equity Fund (Class II)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Wellington Management Company LLP
0.87%
-4.69%
11.59%
13.39%
Large Cap Blend
MML Fundamental Equity Fund (Class II)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Invesco Advisers, Inc.
0.81%
-20.24%
10.50%
13.04%
Large Cap Blend
MML Sustainable Equity Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: American Century Investment Management, Inc.
0.57%
-17.01%
8.64%
11.67%
Large Cap Growth
MML American Funds Growth Fund (Service Class I)(4)(5)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
1.03%
-30.29%
10.66%
13.16%
Large Cap Growth
MML Blue Chip Growth Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: T. Rowe Price Associates, Inc.
0.78%
-39.50%
4.59%
11.41%
Large Cap Growth
MML Large Cap Growth Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Loomis, Sayles & Company, L.P.
0.72%
-27.55%
7.84%
11.54%
Small/Mid-Cap Value
MML Mid Cap Value Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: American Century Investment Management, Inc.
0.90%
-1.33%
6.81%
11.12%
Small/Mid-Cap Value
MML Small Company Value Fund (Class II)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: American Century Investment Management, Inc.
0.93%
(*)
-14.78%
4.99%
8.98%
Small/Mid-Cap Value
MML Small/Mid-Cap Value Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: AllianceBernstein L.P.
0.83%
-15.69%
4.18%
9.54%
Small/Mid-Cap Blend
BlackRock Small Cap Index V.I. Fund (Class I)
Adviser: BlackRock Advisors, LLC
Sub-Adviser: N/A
0.22%
(*)
-20.46%
3.98%
8.74%
Small/Mid-Cap Blend
Fidelity® VIP Extended Market Index Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Adviser: Geode Capital Management, LLC
0.13%
-18.13%
—
—
Small/Mid-Cap Blend
MML Small Cap Equity Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Invesco Advisers, Inc.
0.73%
-15.88%
7.20%
11.07%
Small/Mid-Cap Blend
Vanguard VIF Mid-Cap Index Portfolio
Adviser: The Vanguard Group, Inc.
Sub-Adviser: N/A
0.17%
-18.82%
7.18%
10.95%
Small/Mid-Cap Growth
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
0.86%
-30.98%
8.64%
11.83%
Small/Mid-Cap Growth
MML Mid Cap Growth Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP
0.82%
-25.11%
6.46%
11.61%
Small/Mid-Cap Growth
MML Small Cap Growth Equity Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Wellington Management Company LLP
1.10%
(*)
-23.15%
7.40%
11.44%
International/Global
Fidelity® VIP International Index Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Adviser: Geode Capital Management, LLC
0.17%
-16.02%
—
—
International/Global
Fidelity® VIP Overseas Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited
0.77%
-24.48%
2.61%
5.74%
International/Global
Invesco Oppenheimer V.I. International Growth Fund (Series I)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
1.00%
(*)
-27.13%
0.23%
4.21%
International/Global
Invesco V.I. Global Fund (Series I)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
0.81%
-31.76%
2.85%
7.86%
International/Global
MML Foreign Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Thompson, Siegel and Walmsley LLC
0.94%
(*)
-14.58%
-0.54%
2.62%
International/Global
MML Global Fund (Class II)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Massachusetts Financial Services Company
0.85%
-17.71%
5.39%
8.63%
International/Global
MML International Equity Fund (Class II)
Adviser: MML Investment Advisers, LLC
Sub-Advisers: Massachusetts Financial Services Company and Harris Associates L.P.
0.98%
(*)
-15.10%
-1.03%
—
International/Global
MML Strategic Emerging Markets Fund (Class II)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Invesco Advisers, Inc.
1.25%
(*)
-26.58%
-2.69%
-0.56%
Specialty(6)
Delaware Ivy VIP Asset Strategy (Class I)
Adviser: Delaware Management Company
Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited, and Macquarie Funds Management Hong Kong Limited
0.62%
(*)
-14.71%
4.32%
4.46%
Specialty(6)
Fidelity® VIP Health Care Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
0.63%
-12.41%
10.50%
15.07%
Specialty(6)
Fidelity® VIP Real Estate Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
0.64%
-27.51%
1.70%
5.11%
Specialty(6)
Janus Henderson Global Technology and Innovation Portfolio (Institutional)
Adviser: Janus Capital Management LLC
Sub-Adviser: N/A
0.72%
-36.95%
10.57%
15.63%
Specialty(6)
MML Equity Rotation Fund (Class II)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Invesco Advisers, Inc.
0.76%
(*)
-14.29%
7.50%
—
Specialty(6)
MML Managed Volatility Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Gateway Investment Advisers, LLC
1.08%
-12.05%
2.22%
4.81%
Specialty(6)
Vanguard VIF Real Estate Index Portfolio
Adviser: The Vanguard Group, Inc.
Sub-Adviser: N/A
0.26%
-26.30%
3.69%
6.36%
		[3],[4],[5],[6],[7],[8],[9]
Risk of Loss
Prospectus:
Risk [Text Block]	You can lose money by investing in this policy.
Not a Short-Term Investment
Prospectus:
Risk [Text Block]
This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Surrender charges apply for the first ten Policy Years and the first ten years following an increase in Face Amount. These charges will reduce the amount payable to you if you surrender the policy during those times.

Risk Associated With Election of RetirePay
Prospectus:
Risk [Text Block]
An investment in this policy is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose.
Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.

Insurance Company Risks
Prospectus:
Risk [Text Block]
An investment in the policy is subject to the risks related to the Depositor (MassMutual). Any obligations (including under any fixed account investment option), guarantees, or benefits of the policy are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.

Policy Lapse
Prospectus:
Risk [Text Block]
Your policy could terminate (or lapse) if the Net Surrender Value of the policy becomes too low to support the policy’s monthly charges and the Guaranteed Death Benefit (GDB) Safety Test is not met, or if total Policy Debt exceeds the Account Value less surrender charges. Factors that may cause your policy to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your policy lapses, you may be able to reinstate it. To reinstate your policy, you must provide us certain written materials we require as well as a premium payment sufficient to keep the policy In Force for three months after reinstatement. The death benefit will not be paid if the policy has lapsed.

Loans
Prospectus:
Principal Risk [Text Block]	LoansTaking a loan from your policy has several risks: (1) it may increase the risk that your policy will terminate; (2) it will have a permanent effect on your policy’s Net Surrender Value; (3) it may increase the amount of premium needed to keep the policy In Force; (4) it will reduce the death benefit proceeds; and (5) it may have adverse tax consequences.
Suitability
Prospectus:
Principal Risk [Text Block]	SuitabilityVariable life insurance is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. You should not purchase the policy if you will need the premium payment in a short period of time. We may restrict short-term investment strategies.
Investment Risks
Prospectus:
Principal Risk [Text Block]	Investment RisksThe value of your policy will fluctuate with the performance of the Separate Account Divisions you select. Your Separate Account Divisions may decline in value or they may not perform to your expectations. You bear the investment risk of any Account Value invested in the Separate Account Divisions. It is possible you could lose your entire investment.The type of investments that a Fund company makes will also create risk. A comprehensive discussion of the risks of each of the Funds underlying the Separate Account Divisions may be found in that Fund’s prospectus. You should read the Fund’s prospectus carefully before investing.
Withdrawals
Prospectus:
Principal Risk [Text Block]	WithdrawalsA withdrawal will reduce your policy’s Account Value by the amount withdrawn. If the policy’s Net Surrender Value is reduced to a point where it cannot meet a monthly deduction, your policy may terminate. A withdrawal may also reduce your policy’s Face Amount and may have adverse tax consequences.
Policy Charge Increase
Prospectus:
Principal Risk [Text Block]	Policy Charge IncreaseWe have the right to increase certain policy and rider charges; however, the charges will not exceed the maximum charges identified in the fee tables. If we increase a policy or rider charge, you may need to increase the amount and/or frequency of your premiums to keep your policy In Force. We will notify the Owner of any such changes through a prospectus supplement.
Adverse Tax Consequences
Prospectus:
Principal Risk [Text Block]	Adverse Tax ConsequencesCertain transactions (including, but not limited to, withdrawals, surrenders and loans) may lead to a taxable event. Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your policy may become a “Modified Endowment Contract” (MEC). Under federal tax law, loans, collateral assignments, withdrawals, and other pre-death distributions received from a MEC are taxed as income first and recovery of cost basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax.Existing tax laws that benefit this policy may change at any time.
Early Surrender
Prospectus:
Principal Risk [Text Block]	Early SurrenderIf you surrender your policy, you will be subject to surrender charges during the first ten Policy Years and during the first ten years after an increase in the policy’s Face Amount. The surrender charge will reduce the proceeds payable to you. In some situations, it is possible that there will be little or no value in the policy after the surrender charges are deducted. An early surrender can also result in adverse tax consequences.
Limitations on Access to Cash Value
Prospectus:
Principal Risk [Text Block]	Limitations on Access to Cash ValueWithdrawals are not available in the first Policy Year; however, full surrenders are permitted.We may not allow a withdrawal if it would reduce the Face Amount to less than the policy’s minimum Face Amount.The minimum withdrawal is $100 and the maximum withdrawal is 75% of the Net Surrender Value.There may be little to no cash value available for loans and withdrawals in the policy’s early years.
Insurance Company Insolvency
Prospectus:
Principal Risk [Text Block]	Insurance Company InsolvencyIt is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account.
Cybersecurity and Certain Business Continuity Risks
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity RisksOur operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition. For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.
Policy Termination
Prospectus:
Principal Risk [Text Block]	Policy TerminationYour policy could terminate if the Net Surrender Value of the policy becomes too low to support the policy’s monthly charges and the GDB Safety Test is not met or is no longer in effect because the policy has reached the GDB Period End Date. In addition, the policy could terminate if the total Policy Debt Limit is reached (i.e., when Policy Debt equals or exceeds the Account Value less any surrender charges that apply: (1) on a Monthly Charge Date or (2) on the Valuation Date a premium payment is received, if the policy is in the Grace Period). Factors that may cause your policy to terminate include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. Poor investment performance of the Funds selected by the Owner and the deduction of policy fees and monthly charges may result in termination of the policy even if all Planned Premiums are timely paid, unless the GDB Safety Test is met. However, even if the GDB Safety Test is met, the policy can still terminate if the Policy Debt Limit is reached. Before the policy terminates, however, you will receive a Grace Period during which you will be notified in writing that your coverage may terminate unless you pay additional premium. No death benefit or other benefits under the policy will be paid once the policy terminates.
MML Aggressive Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Aggressive Allocation Fund (Initial Class)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(15.90%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	8.12%
MML American Funds Core Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML American Funds Core Allocation Fund (Service Class I)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	6.80%
MML Foreign Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Foreign Fund (Initial Class)
Portfolio Company Objective [Text Block]	International/Global
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel and Walmsley LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(14.58%)
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	2.62%
MML Global Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Global Fund (Class II)
Portfolio Company Objective [Text Block]	International/Global
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(17.71%)
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	8.63%
MML International Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML International Equity Fund (Class II)
Portfolio Company Objective [Text Block]	International/Global
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company and Harris Associates L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(15.10%)
Average Annual Total Returns, 5 Years [Percent]	(1.03%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
MML Strategic Emerging Markets Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Strategic Emerging Markets Fund (Class II)
Portfolio Company Objective [Text Block]	International/Global
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(26.58%)
Average Annual Total Returns, 5 Years [Percent]	(2.69%)
Average Annual Total Returns, 10 Years [Percent]	(0.56%)
MML Small/Mid-Cap Value Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small/Mid-Cap Value Fund (Initial Class)
Portfolio Company Objective [Text Block]	Small/Mid-Cap Value
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(15.69%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.54%
Delaware Ivy VIP Asset Strategy
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Asset Strategy (Class I)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited, and Macquarie Funds Management Hong Kong Limited
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	4.46%
BlackRock Small Cap Index V.I. Fund
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Small Cap Index V.I. Fund (Class I)
Portfolio Company Objective [Text Block]	Small/Mid-Cap Blend
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	(20.46%)
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	8.74%
Fidelity® VIP Health Care Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio (Initial Class)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(12.41%)
Average Annual Total Returns, 5 Years [Percent]	10.50%
Average Annual Total Returns, 10 Years [Percent]	15.07%
Fidelity® VIP Extended Market Index Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio (Initial Class)
Portfolio Company Objective [Text Block]	Small/Mid-Cap Blend
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(18.13%)
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Fidelity® VIP Real Estate Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Real Estate Portfolio (Initial Class)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(27.51%)
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	5.11%
MML Small Cap Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small Cap Equity Fund (Initial Class)
Portfolio Company Objective [Text Block]	Small/Mid-Cap Blend
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.88%)
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	11.07%
MML Income & Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Income & Growth Fund (Initial Class)
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(0.31%)
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	10.23%
Fidelity® VIP Contrafund® Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio (Initial Class)
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Janus Henderson Global Technology and Innovation Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Technology and Innovation Portfolio (Institutional)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(36.95%)
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	15.63%
Vanguard VIF Mid-Cap Index Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Mid-Cap Index Portfolio
Portfolio Company Objective [Text Block]	Small/Mid-Cap Blend
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Fidelity® VIP Total Market Index Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Total Market Index Portfolio (Initial Class)
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	(19.22%)
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MML Equity Rotation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Equity Rotation Fund (Class II)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Invesco V.I. Discovery Mid Cap Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Portfolio Company Objective [Text Block]	Small/Mid-Cap Growth
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(30.98%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	11.83%
Invesco V.I. Main Street Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Fund® (Series I)
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(20.13%)
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	10.76%
MML Dynamic Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Dynamic Bond Fund (Class II)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC and Western Asset Management Company Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(13.98%)
Average Annual Total Returns, 5 Years [Percent]	(0.59%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
MML Managed Volatility Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Managed Volatility Fund (Initial Class)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Gateway Investment Advisers, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(12.05%)
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]	4.81%
MML Mid Cap Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Mid Cap Growth Fund (Initial Class)
Portfolio Company Objective [Text Block]	Small/Mid-Cap Growth
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc. and Wellington Management Company LLP
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(25.11%)
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	11.61%
MML Equity Index Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Equity Index Fund (Class III)
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.42%
MML High Yield Fund
Prospectus:
Portfolio Company Name [Text Block]	MML High Yield Fund (Class II)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(11.72%)
Average Annual Total Returns, 5 Years [Percent]	1.79%
Average Annual Total Returns, 10 Years [Percent]	4.31%
Vanguard VIF Real Estate Index Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Real Estate Index Portfolio
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
MML Small Cap Growth Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small Cap Growth Equity Fund (Initial Class)
Portfolio Company Objective [Text Block]	Small/Mid-Cap Growth
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(23.15%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	11.44%
MML Focused Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Focused Equity Fund (Class II)
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(4.69%)
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	13.39%
MML Inflation-Protected and Income Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Inflation-Protected and Income Fund (Initial Class)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(13.35%)
Average Annual Total Returns, 5 Years [Percent]	1.84%
Average Annual Total Returns, 10 Years [Percent]	1.02%
MML Balanced Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Balanced Allocation Fund (Initial Class)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(14.73%)
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	5.14%
Fidelity® VIP International Index Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio (Initial Class)
Portfolio Company Objective [Text Block]	International/Global
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	(16.02%)
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MML Fundamental Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Fundamental Equity Fund (Class II)
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(20.24%)
Average Annual Total Returns, 5 Years [Percent]	10.50%
Average Annual Total Returns, 10 Years [Percent]	13.04%
MML Managed Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Managed Bond Fund (Initial Class)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(12.05%)
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Fidelity® VIP Overseas Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio (Initial Class)
Portfolio Company Objective [Text Block]	International/Global
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(24.48%)
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	5.74%
MML Sustainable Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Sustainable Equity Fund (Initial Class)
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(17.01%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	11.67%
MML Short-Duration Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Short-Duration Bond Fund (Class II)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(7.79%)
Average Annual Total Returns, 5 Years [Percent]	0.26%
Average Annual Total Returns, 10 Years [Percent]	0.99%
MML Conservative Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Conservative Allocation Fund (Initial Class)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	4.34%
Invesco Oppenheimer V.I. International Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund (Series I)
Portfolio Company Objective [Text Block]	International/Global
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(27.13%)
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	4.21%
MML American Funds Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML American Funds Growth Fund (Service Class I)
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(30.29%)
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	13.16%
MML Total Return Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Total Return Bond Fund (Class II)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(14.70%)
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	0.85%
MML Growth Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Growth Allocation Fund (Initial Class)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.30%)
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	7.08%
Invesco V.I. Global Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund (Series I)
Portfolio Company Objective [Text Block]	International/Global
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(31.76%)
Average Annual Total Returns, 5 Years [Percent]	2.85%
Average Annual Total Returns, 10 Years [Percent]	7.86%
MML Blue Chip Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Blue Chip Growth Fund (Initial Class)
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(39.50%)
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	11.41%
PIMCO Income Portfolio
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Income Portfolio (Institutional Class)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(7.64%)
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MML iShares® 60/40 Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML iShares® 60/40 Allocation Fund (Class II)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	0.00%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MML iShares 80/20 Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML iShares® 80/20 Allocation Fund (Class II)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	0.00%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MML Large Cap Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Large Cap Growth Fund (Initial Class)
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(27.55%)
Average Annual Total Returns, 5 Years [Percent]	7.84%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Vanguard VIF Global Bond Index Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Global Bond Index Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(13.13%)
Average Annual Total Returns, 5 Years [Percent]	(0.12%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
MML Moderate Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Moderate Allocation Fund (Initial Class)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	3.36%
Average Annual Total Returns, 10 Years [Percent]	5.84%
MML Mid Cap Value Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Mid Cap Value Fund (Initial Class)
Portfolio Company Objective [Text Block]	Small/Mid-Cap Value
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(1.33%)
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	11.12%
MML Blend Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Blend Fund (Initial Class)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(16.59%)
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	7.80%
MML Small Company Value Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small Company Value Fund (Class II)
Portfolio Company Objective [Text Block]	Small/Mid-Cap Value
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(14.78%)
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	8.98%
MML Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Equity Fund (Initial Class)
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(4.65%)
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	10.50%
MML U.S. Government Money Market Fund
Prospectus:
Portfolio Company Name [Text Block]	MML U.S. Government Money Market Fund (Initial Class)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	1.22%
Average Annual Total Returns, 5 Years [Percent]	0.89%
Average Annual Total Returns, 10 Years [Percent]	0.49%
MML Equity Income Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Equity Income Fund (Initial Class)
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(3.57%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Fidelity® VIP Bond Index Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio (Initial Class)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(13.19%)
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MML Fundamental Value Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Fundamental Value Fund (Class II)
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(4.86%)
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	9.93%
Fidelity® VIP Strategic Income Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio (Initial Class)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK), FIL Investments (Japan) Limited
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(11.26%)
Average Annual Total Returns, 5 Years [Percent]	1.35%
Average Annual Total Returns, 10 Years [Percent]	2.46%
Invesco V.I. Global Strategic Income Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income Fund (Series I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(11.46%)
Average Annual Total Returns, 5 Years [Percent]	(1.30%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Waiver of Monthly Charges Rider
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Charges Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35$0.06 per $1 of Monthly Deduction
Optional Benefit Expense, Maximum [Dollars]	$ 0.28
Optional Benefit Expense, Current [Dollars]	0.28
Optional Benefit Expense, Minimum [Dollars]	$ 0.00
Optional Benefit Expense, Footnotes [Text Block]	The rates shown for the “representative insured” are first year rates only.The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.
Operation of Benefit [Text Block]	Waiver of Monthly Charges RiderUnder this rider, we will waive the monthly charges due for the policy while the Insured is totally and continuously disabled, as defined in the rider, for four months or longer. We will not return any premiums paid; however, we will adjust the Account Value according to the terms of the rider.The amount of rider benefit that is credited to the GDB Measure is the greater of:the total rider benefit amount (policy monthly charges) allocated to the Account Value; andthe GDB Monthly Factors.Total Disability is defined as an incapacity of the Insured that:is caused by sickness or injury; andrequires the Insured to be under a doctor’s care; andbegins while this rider is In Force; andfor the first 60 months of any period of Total Disability, prevents the Insured from performing the substantial and material duties of the Insured’s occupation; andafter Total Disability has continued for 60 months, prevents the Insured from engaging in any occupation the Insured is or may become qualified to perform.The benefits will end when any of the following occurs:the Insured is no longer totally disabled; orsatisfactory proof of continued Total Disability is not given to us as required; orthe Insured refuses or fails to have an examination we require; orthe day before the Insured’s Attained Age becomes 65, if Total Disability began when the Insured was Attained Age 60 or older.Proof of claim must be received at our Administrative Office within one year after the notice of claim was given to us. However, if it was not reasonably possible to give us notice and/or proof of claim on time, the delay will not reduce the benefit if notice and/or proof are given as soon as reasonably possible. If notice is given more than one year from the Monthly Charge Date on which charges would have first been waived due to the Insured’s Total Disability, we would only provide a benefit for the twelve Monthly Charge Dates that immediately precede the date notice is given to us.This rider may be added at or after the time the policy is issued up to the Insured’s Attained Age 59. Satisfactory evidence of insurability is required at the time the rider is added. It cannot be added to a policy that has the Disability Benefit Rider or the Waiver of Specified Premium Rider.The Owner may terminate this rider at any time upon Written Request. If the rider is terminated at the Owner’s request, it cannot be reinstated. If not terminated at the Owner’s request, the rider will continue In Force to, but not including, the Policy Anniversary date on which the Insured’s Attained Age becomes 65.There is a monthly charge for this rider. This charge is based on the Insured’s Attained Age and gender. The charge each month is equal to the sum of the monthly charges for the month, excluding the charge for this rider, multiplied by the waiver charge rate for the Insured’s Attained Age. The charge is deducted from the Account Value on each Monthly Charge Date prior to the rider’s termination.There is also a monthly GDB Rider Factor. The GDB Rider Factor is calculated similarly to the monthly rider charge but is based on the GDB waiver factor. The GDB Measure is reduced by the GDB Rider Factor on each Monthly Charge Date prior to the rider’s termination.The waiver charge rates and GDB waiver factors are shown in the policy’s specifications pages.The example below shows the operation of this rider.The Insured is Attained Age 55.The Insured has been totally and permanently disabled for at least four months.Account Value on Monthly Charge Date prior to the deduction of monthly charges is $100,000.Total monthly charges are $400.The rider waives the monthly charges, so the Account Value remains at $100,000.
Disability Benefit Rider
Prospectus:
Optional Benefit Charge, Description [Text Block]	Disability Benefit Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk$0.06 per $1 of Monthly Deduction(11) plus $0.02 per $1 of Specified Benefit Amount
Optional Benefit Expense, Maximum [Dollars]	$ 0.28
Optional Benefit Expense, Current [Dollars]	0.28
Optional Benefit Expense, Minimum [Dollars]	$ 0.00
Optional Benefit Expense, Footnotes [Text Block]	The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.
Operation of Benefit [Text Block]	Disability Benefit RiderThis rider provides a disability benefit while the Insured is totally and continuously disabled as defined in the rider. The rider provides the following monthly benefits if the Insured becomes totally and continuously disabled.On specific Monthly Charge Dates, we will credit an amount to the Account Value equal to the specified benefit amount shown in the policy’s specifications for this rider. This amount will be treated as a Net Premium.We also will waive the monthly charges due for this policy on specific Monthly Charge Dates.The benefits will be provided after the Insured has been totally disabled for four continuous months and all conditions of the rider have been met.The amount of rider benefit that is credited to the GDB Measure is the greater of:the total rider benefit amount (specified benefit amount plus policy monthly charges) allocated to the Account Value; andthe GDB Monthly Factors.Total Disability is defined as an incapacity of the Insured that:is caused by sickness or injury; andrequires the Insured to be under a doctor’s care; andbegins while this rider is In Force; andfor the first 60 months of any period of Total Disability, prevents the Insured from performing the substantial and material duties of the Insured’s occupation; andafter Total Disability has continued for 60 months, prevents the Insured from engaging in any occupation the Insured is or may become qualified to perform.The benefits will end when any of the following occurs:the Insured is no longer totally disabled; orsatisfactory proof of continued Total Disability is not given to us as required; orthe Insured refuses or fails to have an examination we require; orfor the specified monthly benefit, the day before the Insured’s Attained Age becomes 65; andfor the waiver of monthly charges, the day before the Insured’s Attained Age becomes 65 if Total Disability began when the Insured’s Attained Age was 60 or older.If Total Disability began before the Insured’s Attained Age 60 and continues to Attained Age 65, the rider benefit after Attained Age 65 will be the monthly charges for this policy.Proof of claim must be received at our Administrative Office within one year after the notice of claim was given to us. However, if it was not reasonably possible to give us proof of claim on time, the delay will not reduce the benefit if proof is given as soon as reasonably possible.This rider may be added at or after the time the policy is issued up to the Insured’s Attained Age 59. Satisfactory evidence of insurability is required at the time the rider is added. It cannot be added to a policy that has the Waiver of Monthly Charges Rider or the Waiver of Specified Premium Rider.The Owner may terminate this rider at any time upon Written Request. If the rider is terminated at the Owner’s request, this rider cannot be reinstated. If not terminated at the Owner’s request, this rider will terminate automatically at the Insured’s Attained Age 65.There is a monthly charge for this rider, which is the sum of the charge for the specified benefit amount and the charge for the waiver of monthly charges. This charge is based on the Insured’s Attained Age and gender, and on the benefits provided.The specified benefit amount charge each month is equal to the specified monthly benefit multiplied by the specified benefit charge rate for the Insured’s Attained Age.The waiver charge each month is equal to the sum of the monthly charges for the month, excluding the charge for this rider, multiplied by the waiver charge rate for the Insured’s Attained Age.The monthly charge is deducted from the Account Value on each Monthly Charge Date prior to the rider’s termination.There is also a monthly GDB Rider Factor. The GDB Rider Factor is calculated similarly to the monthly rider charge but is based on the sum of the GDB specified benefit factor and the GDB waiver factor. The GDB Measure is reduced by the GDB Rider Factor on each Monthly Charge Date prior to the rider’s termination.The specified benefit charge rates, waiver charge rates, GDB specified benefit factors, and GDB waiver factors are shown in the policy’s specifications pages.The example below shows the operation of this rider.The specified monthly benefit is $500.The Insured is Attained Age 55.The Insured has been totally and permanently disabled for at least four months.Account Value on the Monthly Charge Date prior to the deduction of monthly charges is $100,000.Total monthly charges are $400.The rider waives the monthly charges and credits the specified monthly benefit to the Account Value.The impact to the Account Value is as follows:Rider BenefitEnding Account Value
Waiver of Specified Premium Rider
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Specified Premium Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard RiskThe Greater of $0.06 per $1 of Monthly Deduction(11) or $0.02 per $1 of Specified Monthly Premium Amount
Optional Benefit Expense, Maximum [Dollars]	$ 0.28
Optional Benefit Expense, Current [Dollars]	0.28
Optional Benefit Expense, Minimum [Dollars]	$ 0.00
Optional Benefit Expense, Footnotes [Text Block]	The rates shown for the “representative insured” are first year rates only.The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.
Operation of Benefit [Text Block]	Waiver of Specified Premium RiderUnder this rider, we will credit the Account Value the greater of:the specified monthly premium orthe monthly charges due for the policywhile the Insured is totally and continuously disabled, as defined in the rider, for four months or longer. We will not return any premiums paid; however, we will adjust the Account Value according to the terms of the rider.The amount of rider benefit that is credited to GDB Measure is the greater of:the total rider benefit amount (specified monthly premium or monthly charges) allocated to the Account Value; andthe GDB Monthly Factors.Total Disability is defined as an incapacity of the Insured that:is caused by sickness or injury; andrequires the Insured to be under a doctor’s care; andbegins while this rider is In Force; andfor the first 60 months of any period of Total Disability, prevents the Insured from performing the substantial and material duties of the Insured’s occupation; andafter Total Disability has continued for 60 months, prevents the Insured from engaging in any occupation the Insured is or may become qualified to perform.The benefits will end when any of the following occurs:the Insured is no longer totally disabled; orsatisfactory proof of continued Total Disability is not given to us as required; orthe Insured refuses or fails to have an examination we require; orthe day before the Insured’s Attained Age becomes 65, if Total Disability began when the Insured was Attained Age 60 or older.Monthly charges will continue to be deducted on each Monthly Charge Date until a claim has been approved. For any of these Monthly Charge Dates that have already passed at the time a claim is approved, the Account Value will be credited to reflect provision of these monthly benefits.If the disability began before the Insured was Attained Age 60 and continues to Attained Age 65, the rider benefit after Attained Age 65 will be the monthly charges for this policy.Proof of claim must be received at our Administrative Office within one year after the notice of claim was given to us. However, if it was not reasonably possible to give us proof of claim on time, the delay will not reduce the benefit if proof is given as soon as reasonably possible.This rider may be added at or after the time the policy is issued up to the Insured’s Attained Age 59. Satisfactory evidence of insurability is required at the time the rider is added. It cannot be added to a policy that has the Disability Benefit Rider or the Waiver of Monthly Charges Rider.The Owner may terminate this rider at any time upon Written Request. If the rider is terminated at the Owner’s request, it cannot be reinstated. If not terminated at the Owner’s request, the rider will continue In Force to, but not including, the Policy Anniversary date on which the Insured’s Attained Age becomes 65.There is a monthly charge for this rider, which is based on the Insured’s Attained Age and gender, and on the benefits provided. The charge each month is the greater of:the specified benefit amount charge, which is equal to the specified monthly benefit multiplied by the specified benefit charge rate for the Insured’s Attained Age; andthe waiver charge, which is equal to the sum of the monthly charges for the month, excluding the charge for this rider, multiplied by the waiver charge rate for the Insured’s Attained Age.The charge is deducted from the Account Value on each Monthly Charge Date prior to the rider’s termination.There is also a monthly GDB Rider Factor. The GDB Rider Factor is calculated similarly to the monthly rider charge but is based on the greater of the GDB specified benefit factor and the GDB waiver factor. The GDB Measure is reduced by the GDB Rider Factor on each Monthly Charge Date prior to the rider’s termination.The specified benefit charge rates, waiver charge rates, GDB specified benefit factors, and GDB waiver factors are shown in the policy’s specifications pages.The example below shows the operation of this rider.The specified monthly benefit is $500.The Insured is Attained Age 55.The Insured has been totally and permanently disabled for at least four months.Account Value on the Monthly Charge Date prior to the deduction of monthly charges is $100,000.Total monthly charges are $400.The rider credits to the Account Value the greater of the specified monthly benefit ($500 for this example) and the monthly charges ($400 for this example). The impact to the Account Value is as follows:Starting Account Value$100,000Rider Benefit+ $500Monthly Charges– $400Ending Account Value$100,100
Accelerated Death Benefit Rider for Terminal Illness
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Optional Benefit Charge, When Deducted [Text Block]	When you elect an accelerated death benefit payment
Optional Benefit Expense, Maximum [Dollars]	$ 250
Optional Benefit Expense, Current [Dollars]	$ 250
Optional Benefit Expense, Footnotes [Text Block]	The fee we deduct may vary by state, but will not exceed $250.
Operation of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness RiderThis rider advances a portion of the policy’s death benefit to the Owner when we receive proof, satisfactory to us, that the Insured is terminally ill and is not expected to live more than 12 months. If the death benefit is accelerated under this rider, the policy values, including the death benefit, cash values, and loan values, under this policy will be reduced.Benefits under the rider may be taxable. The Owner should seek tax advice prior to requesting a terminal illness benefit payment.For the purposes of this rider, terminal illness is a medical condition that:is first diagnosed by a Legally Qualified Physician (as defined in the rider); andwith reasonable medical certainty, will result in the death of the Insured within 12 months from the date the Legally Qualified Physician certifies the diagnosis; andis not curable by any means available to the medical profession.We must receive the following items before an accelerated benefit can be paid:Owner’s Written Request for payment of an accelerated death benefit under the policy;Insured’s written authorization to release medical records to uswritten consent to this request of any assignee and any irrevocable beneficiary under the policy; andwritten certification from a Legally Qualified Physician that the Insured has a terminal illness, as defined above.The amount eligible for acceleration under the rider (Eligible Amount) is equal to the sum of (1) and (2) below:the death benefit payable under the policy (before any reduction for Policy Debt).the amount payable upon death of the Insured under any life insurance rider included with the policy, if that rider provides level or increasing coverage on the life of the Insured for at least two years after the acceleration date.The Eligible Amount does not include:the amount payable upon the death of the Insured under any life insurance rider that does not provide level or increasing coverage for at least two years after the acceleration date; andthe amount payable upon the death of someone other than the Insured under the policy, if applicable; andthe amount of death benefit under any accidental death benefit rider.The Owner may accelerate any portion of the Eligible Amount subject to the following limitations:the minimum amount that may be accelerated is $25,000; andthe maximum amount that may be accelerated is equal to the lesser of 75% of the Eligible Amount and $250,000.Accelerating the death benefit for terminal illness will have the following effects on the policy:the death benefit will be reduced by the accelerated amount.the Face Amount and Account Value will be reduced by the same percentage as the decrease in the death benefit of the policy (before any reduction for Policy Debt). Monthly charges will then be based on the new Face Amount and Account Value.the GDB Measure and associated premium used to satisfy the GDB Safety Test will be reduced to reflect the new Face Amount.There is no premium or cost of insurance charge for this rider. However, when you exercise benefits under this rider, your death benefit will be reduced by an amount greater than the terminal illness benefit payment. The terminal illness benefit payment will be reduced by:a fee of not more than $250; andtwelve months interest on the amount accelerated at the annual interest rate we have declared for benefits under this rider. (This annual interest rate will not exceed the maximum rate specified in the rider.)In no event will the terminal illness benefit payment be less than the result of (1) multiplied by (2), where:is equal to the amount to be accelerated divided by the death benefit (before any reduction for Policy Debt); andis equal to the Account Value less Policy Debt.If there is any Policy Debt at the time a terminal illness benefit payment is made, a portion of the payment will be used to repay a portion of the Policy Debt in accordance with the rider.Payment of the terminal illness benefit will be made to the Owner in a single sum, unless the payment has been assigned or designated by the Owner. However, we will not make the payment if we first receive due proof of the Insured’s death; in this case, we will instead pay the death benefit as if no request has been received under the rider.After the accelerated benefit payment is made, the policy will remain In Force, and monthly charges, including insurance charges, will be based on the new Face Amount and Account Value.The rider terminates on the earliest of:on the date the Owner makes a Written Request to terminate (Note: The Owner may choose to terminate the rider if he or she wishes to guarantee that the policy’s death benefit is paid to the named beneficiaries rather than to the Owner. However, if the rider is terminated at the Owner’s request, it cannot be reinstated.);on the date the policy terminates, for any reason;the date that a terminal illness benefit payment is made under this rider; oron the date the base policy is changed to a different policy on which the rider is not available.This rider is included automatically with the policy at no charge at the time the policy is issued.An example of the operation of the Accelerated Death Benefit for Terminal Illness Rider is set forth in Appendix D.
Adjustment to Surrender Charges Endorsement for Internal Replacements
Prospectus:
Operation of Benefit [Text Block]	Adjustment to Surrender Charges Endorsement (for internal replacements)This endorsement allows the Company to waive surrender charges if an Owner wishes to exchange this policy for a qualifying non-variable life insurance policy offered by MassMutual or one of its subsidiaries provided the following conditions are met:On the date of the exchange, the Net Surrender Value of the new policy must be less than or equal to the Net Surrender Value of the replaced policy;The Face Amount of the new policy must be equal to or greater than the Face Amount of the replaced policy; andThe entire value of the replaced policy must be put into the new policy.This endorsement is included automatically with the policy at no charge at the time the policy is issued.We require a written application and evidence of insurability satisfactory to us for the new policy. There is no guarantee the new policy will be issued. We reserve the right to require repayment of any loans and loan interest.We have the right to modify, suspend, or terminate any replacement program at any time without prior notification. This right does not apply to policies to which the endorsement has already been added.
Option 1 Death Benefit
Prospectus:
Standard Death Benefit [Text Block]	Option 1 – The benefit amount is the greater of:the Face Amount on the date of death; orthe Minimum Death Benefit on the date of death.
Option 2 Death Benefit
Prospectus:
Standard Death Benefit [Text Block]	Option 2 – The benefit amount is the greater of:the Face Amount plus the Account Value on the date of death; orthe Minimum Death Benefit on the date of death.
Option 3 Death Benefit
Prospectus:
Standard Death Benefit [Text Block]	Option 3 – The benefit amount is the greater of:the Face Amount, plus the premiums paid (less any premiums refunded and any premiums paid after the Insured’s Attained Age 90) to the date of death, plus optional interest that is credited during the first five Policy Years on premiums paid; orthe Minimum Death Benefit on the date of death.
Overloan Protection Rider
Prospectus:
Optional Benefit Charge, Description [Text Block]	Overloan Protection Rider
Optional Benefit Charge, When Deducted [Text Block]	Once, when you elect to exercise the rider
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Age 803.20% of Account Value
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.20%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	1.00%
Optional Benefit Expense, Footnotes [Text Block]	The charge is assessed once at the time the Overloan Protection Rider is exercised. The applicable percentage of Account Value varies by Attained Age beginning at 75.
Operation of Benefit [Text Block]	Overloan Protection RiderThis rider may prevent the policy from lapsing due to Policy Debt by providing a guaranteed paid-up insurance benefit upon exercise of this rider, subject to certain conditions being met. This rider is designed to enable an Owner with a substantially depleted Net Surrender Value, due to Policy Debt, to potentially avoid the negative tax consequences associated with the lapsing of the policy.Note: The Internal Revenue Services (IRS) has not issued guidance on the tax consequences of exercising the Overloan Protection Rider. It is possible that the IRS could assert that the Policy Debt should be treated as a distribution, in whole or in part, when this rider is invoked. Consult with a tax adviser regarding the risks associated with invoking this rider.This rider is included automatically with the policy on the Issue Date if the policy was issued using the Guideline Premium Test under Section 7702 of the IRC. The rider cannot be elected after the policy Issue Date or if the policy was issued using the Cash Value Accumulation Test under Section 7702 of the IRC.This rider will be exercised when we have received the Owner’s Written Request, and all of the following requirements have been met.The policy is In Force and has reached the 15th Policy Anniversary date;The Insured is at least Attained Age 75;The Account Value of the policy must be at least $100,000;The non-loaned Account Value is sufficient to pay the Rider Charge (described below);The policy is issued under the federal Guideline Premium Test under Section 7702 of the Internal Revenue Code, as amended;The policy is not, and exercise of this rider will not cause the policy to become, a “Modified Endowment Contract” under the Internal Revenue Code;The Policy Debt exceeds a specified percentage of the Account Value. This percentage is called the Overloan Trigger Point and varies by the Attained Age of the Insured. The Overloan Trigger Point Points are shown below; andAll amounts that can be withdrawn from the policy without the imposition of federal income tax must have already been taken as withdrawals.To exercise the rider, Policy Debt must exceed a specified percentage of the Account Value called the Overloan Trigger Point. There is a one-time charge to exercise this rider. The charge is equal to the Account Value multiplied by a percentage that varies by the Insured’s Attained Age at the time the rider is exercised. There are no periodic charges for this rider after it is exercised.The Rider Charge Percentages and Overloan Trigger Points vary by the Insured’s Attained Age as shown below.Attained AgeRider Charge PercentageOverloan Trigger Point 0-74N/AN/A753.20%95.8%763.20%95.8%773.20%95.8%783.20%95.8%793.20%95.8%803.20%95.8%813.20%95.8%823.20%95.8%833.10%95.9%843.10%95.9%853.00%96.0%862.90%96.1%872.70%96.3%882.50%96.5%892.30%96.7%902.00%97.0%Attained AgeRider Charge PercentageOverloan Trigger Point 911.50%97.5%921.00%98.0%931.00%98.0%941.00%98.0%95+1.00%98.0%If the non-loaned Account Value is insufficient to cover the Rider Charge, in order to exercise this rider, the Owner will be required to repay Policy Debt such that there is enough non-loaned Account Value to cover the Rider Charge.When all of the policy conditions are met, and after we receive the Owner’s Written Request to exercise this rider and the Rider Charge has been applied, the policy’s death benefit will be adjusted in two steps:If the Death Benefit Option is not already Death Benefit Option 1, it will be changed to Death Benefit Option 1; andThe Face Amount will equal the Minimum Death Benefit after the Rider Charge is taken. If this Face Amount is not compliant with Section 7702 of the IRC, the Owner will not be allowed to exercise this rider.If we determine that a current or future distribution will be required to maintain the policy’s qualification as life insurance under Section 7702 of the IRC, the Owner will not be allowed to exercise this rider.Exercising this rider will affect the policy and any other policy riders as follows:Interest will continue to accrue on the Policy Debt at the applicable interest rate under the policy;The loaned Account Value in the Guaranteed Principal Account will earn interest at the same rate as the loan interest rate;Any remaining non-loaned Account Value will be held in the Guaranteed Principal Account and will accrue interest at not less than the policy’s minimum annual interest rate for the Guaranteed Principal Account, shown in the policy’s specifications pages;All other policy riders will be terminated;No further monthly charges or additional charges will be taken from the Account Value;No further premiums will be allowed;No further policy loans may be taken and no further loan repayments may be made, except in New York;No further policy changes, transfers of values or withdrawals will be allowed;The amount of the death benefit will be the maximum of (A) or (B), reduced by any Policy Debt, where:is the policy’s adjusted Face Amount after this rider is exercised; andis the Minimum Death Benefit, calculated as of the date of the Insured’s deathNote: The death benefit may be reduced (significantly) to the minimum amount permitted under the tax code to maintain the policy’s status as a life insurance policy.This rider will terminate when any of the following occurs:before this rider is exercised, we receive a satisfactory Written Request from the Owner to terminate this rider. Such termination will be effective on the date we receive the Written Request; ortermination of the policy for any reason.This rider cannot be reinstated if it was terminated at the Owner’s request.An example of the operation of the Overloan Protection Rider, including the Overloan Trigger Point, is set forth in Appendix F.
Right to Convert To a Whole Life Insurance Policy Endorsement
Prospectus:
Operation of Benefit [Text Block]	Right to Exchange or ConvertGenerally, you can exchange a life insurance policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making such an exchange, you should compare the features, fees, and risks of both policies to determine whether the purchase of the new policy is in your best interest. Remember that if you replace a policy with another policy, you might have to pay a surrender charge on the surrendered policy, and there may be new surrender charges for the new policy. In addition, other charges may be higher (or lower), and the benefits may be different. You should talk to your financial professional or tax adviser.Under the Right to Convert to a Whole Life Insurance Policy Endorsement, the Owner may convert the policy to a new whole life insurance policy that we make available without providing evidence of insurability, and we will waive surrender charges. The Face Amount of the new policy must equal the total Face Amount of this policy on the conversion date. The entire value of this policy must be converted to the new policy. The conversion period begins after the second Policy Anniversary and ends on the tenth Policy Anniversary or Attained Age 65, whichever is earlier. In addition, no conversion is permitted within the two years following the effective date of a Face Amount increase or reinstatement. This endorsement is automatically included at the time the policy is issued for issue ages 62 and below. An example of the operation of the Right to Convert To a Whole Life Insurance Policy Endorsement is set forth in Appendix H.
Adjustment to Surrender Charges Endorsement
Prospectus:
Optional Benefit Charge, Description [Text Block]	Adjustment to Surrender Charges Endorsement
Optional Benefit Charge, When Deducted [Text Block]	Once, when the endorsement is attached to the policy at issue
Optional Benefit Expense, Maximum [Dollars]	$ 150
Optional Benefit Expense, Current [Dollars]	$ 150
Operation of Benefit [Text Block]	Adjustment to Surrender Charges EndorsementThis endorsement allows the Company to waive surrender charges if an Owner wishes to surrender this policy in full provided the following conditions are met:The policy is In Force;The policy is surrendered during the first five Policy Years (including surrenders under settlement options);No loans have been taken against the policy;No withdrawals have been taken from the policy; andThe policy has not been assigned after issue.We require a written application and evidence of insurability satisfactory to us to attach this endorsement to the policy. We also charge a one-time fee of $150 to add this endorsement. The endorsement is available for business cases where the annual policy premium for the case equals or exceeds $100,000. The endorsement is not available on policies intended for personal use or where the annual policy premium for the case is less than $100,000. A case is defined as one or more policies with a single business owner. This endorsement is only available for attachment at the time the policy is issued.For more information, please contact your registered representative or call our Administrative Office.
Guaranteed Insurability Rider
Prospectus:
Optional Benefit Charge, Description [Text Block]	Guaranteed Insurability Rider (12)
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35 (12)$0.11 per $1,000 of Option Amount
Optional Benefit Expense, Maximum [Dollars]	$ 0.11
Optional Benefit Expense, Current [Dollars]	0.11
Optional Benefit Expense, Minimum [Dollars]	$ 0.03
Operation of Benefit [Text Block]	Guaranteed Insurability RiderThis rider provides the right to increase the Face Amount of the policy or purchase a new policy without evidence of insurability on certain option dates as defined in the rider.A written application is required and an initial premium for a new policy or any premium payment needed for a Face Amount increase to the existing policy must be received at our Administrative Office by the end of the option period.There are two types of option periods, regular and substitute. Regular option periods coincide with the Policy Anniversary dates nearest the Insured’s 25th, 28th, 31st, 34th, 37th, 40th, 43rd, and 46th birthday. Substitute option dates occur 91 days after the Insured’s marriage, the birth of an Insured’s child or adoption of a child by the Insured. In the event of multiple births, the maximum increase will be the benefit amount listed in the policy’s specifications pages multiplied by the number of children born (up to a maximum of three).A substitute option date can be exercised only if there is a subsequent regular option date. If new insurance is purchased during a substitute option period, new insurance cannot be purchased again during the next regular option period. Failure to exercise an option date does not impact your ability to exercise a future option.The rider option amount is subject to a maximum limit of $125,000, or, if less, two times the Face Amount of the base policy on the effective date of an increase in the rider option amount.This rider may be added at or after the time the policy is issued up to the Insured’s Attained Age 40. Satisfactory evidence of insurability is required at the time the rider is added.The rider terminates:when the Owner makes a Written Request to terminate (Note: If the rider is terminated at the Owner’s request, it cannot be reinstated.);after the last regular option date as defined in the rider;following election of the last Face Amount increase that may be elected under the rider;if the policy is changed to another policy under which this rider is not available; orif the policy terminates.There is a monthly charge for this rider. It is a rate per $1,000 of rider option amount, which is deducted from the Account Value on each Monthly Charge Date prior to the rider’s termination. This rider also has a GDB Rider Factor and a rider premium expense factor associated with it. The GDB Measure is reduced by the GDB Rider Factor on each Monthly Charge Date prior to the rider’s termination. The monthly charge rate per $1,000 of rider option amount, monthly GDB Rider Factors, and the rider premium expense factors are shown in the policy’s specifications pages.The example below shows the operation of this rider.Policy details:SexMaleRisk ClassNon-TobaccoIssue Age30Attained Age37Selected Face Amount$250,000Rider Option Amount$50,000On the Policy Anniversary:The Face Amount can be increased by the rider option amount, from $250,000 to $300,000 because the Insured has reached Attained Age 37 (which is a regular option date) on this Policy Anniversary.The increase segment gets the same risk class as the base policy (Non-Tobacco).Evidence of insurability is not required for this Face Amount increase.Monthly charges going forward will be based on the total Face Amount of $300,000 and will be higher.
Substitute of Insured Rider
Prospectus:
Optional Benefit Charge, Description [Text Block]	Substitute of Insured Rider
Optional Benefit Charge, When Deducted [Text Block]	When you elect to substitute the Insured
Optional Benefit Expense, Maximum [Dollars]	$ 75
Optional Benefit Expense, Current [Dollars]	$ 75
Operation of Benefit [Text Block]	Substitute of Insured RiderThis rider allows you to substitute a new Insured in place of the current Insured under the policy.A substitute of the Insured is allowed if the policy is In Force, and all of the following conditions are met as of the date of substitution:the Owner has an insurable interest in the life of the substitute Insured;the Insured and substitute Insured are living on the date of substitution;the substitute Insured must not be over the maximum age allowed by us for the policy on the birthday nearest the date of substitution; andthe age of the substitute Insured on the birthday nearest the Policy Date must not be less than the minimum age, or greater than the maximum age, allowed by us for the policy on the Policy Date.Before the submission can become effective, we require:a written application for substitution, received by us at our Home Office or Administration Office;evidence of insurability of the substitute Insured that is satisfactory to us;payment to us of any premium required to avoid termination under the Grace Period and Termination provision of the policy; andpayment of a fee of $75.00.All monthly charges after the substitution of the Insured will be based on the life and risk classification of the substitute Insured.The rider will continue In Force to, but not including, the Policy Anniversary date on which the current Insured’s Attained Age becomes 75. However, it will end automatically before that date at the time any one of the following occurs:change of the policy to a different policy under which the rider is not available;a substitution of the Insured is made under the terms of this rider;upon Written Request; ortermination of the policy for any reason.Substituting a new Insured under the policy may have adverse tax consequences. Please consult your tax adviser before you make your decision.This rider is available for issue ages 0-74. It is included automatically at no charge at the time the policy is issued.An example of the operation of the Substitute of Insured Rider is set forth in Appendix G.
Accelerated Death Benefit for Chronic Illness Rider
Prospectus:
Operation of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness RiderThis rider advances to the Owner a portion of the policy’s death benefit, when we receive proof, satisfactory to us, as set forth below, that the Insured is chronically ill. If the death benefit is accelerated under this rider, the policy values, including the death benefit, cash values, and loan values, under this policy will be reduced.Benefits under the rider may be taxable. The Owner should seek tax advice prior to requesting a chronic illness benefit payment.Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the rider. For the purposes of this rider, chronically ill means that, within the previous twelve (12) months, a Legally Qualified Physician has certified that the Insured:is permanently unable to perform, without Substantial Assistance, at least two (2) Activities of Daily Living due to loss of functional capacity; orrequires Substantial Supervision to protect the Insured from threats to health or safety due to permanent Severe Cognitive Impairment.The following items must be provided in writing before a chronic illness benefit payment can be paid.Completed claim forms;Certification from a Legally Qualified Physician that the Insured is chronically ill, as defined above; andThe written consent of any assignee and irrevocable beneficiary under the policy.The Eligible Amount is the portion of the death benefit that is used to determine the maximum amount to be accelerated in any twelve-month period. The Eligible Amount is determined the first time an application for a chronic Illness benefit payment is approved and will not change. The Eligible Amount is equal to the death benefit of the policy (before any reduction for Policy Debt) on the Monthly Charge Date that is on, or precedes, the date your application for chronic illness is received in Good Order.The Eligible Amount does not include the amount payable upon the death of the Insured under any life insurance rider, or any Face Amount increase, unless the increase was the result of exercising an increase option on a guaranteed insurability rider attached to the policy at issue, if applicable.The amount to be accelerated is the amount of the death benefit that the Owner elects to accelerate under the terms of this rider, subject to the following limitations:The minimum annual amount to be accelerated is $10,000.The maximum annual amount to be accelerated is the lesser of 20% of the Eligible Amount and $200,000.The maximum lifetime amount to be accelerated during the life of the Insured cannot exceed the amount shown in the policy’s specifications pages.The amount to be accelerated must not cause the policy to no longer qualify as life insurance according to the Internal Revenue Code.The Face Amount remaining after acceleration cannot be less than the minimum Face Amount shown in the policy’s specifications pages, plus the amount of any Face Amount increase(s) that were not the result of exercising an increase option under a guaranteed insurability rider attached to this policy at issue, if applicable.The resulting chronic illness benefit payment cannot exceed the annualized per diem limitation within the meaning of sections 101(g)(3)(D) and 7702B(d) of the Internal Revenue Code less the amount received under any qualified long-term care coverage.The Owner is only eligible to receive payment under this rider once in any twelve-month period. Accelerating the death benefit for chronic illness will have the following effects on the policy:The death benefit will be reduced by the accelerated amount.The Face Amount and Account Value will be reduced by the same percentage as the decrease in the death benefit of the policy (before any reduction for Policy Debt). Monthly charges will then be based on the new Face Amount and Account Value.The GDB Measure and associated premium used to satisfy the GDB Safety Test will be reduced to reflect the new Face Amount.There is no premium or cost of insurance charge for this rider. However, when you exercise benefits under this rider, your death benefit will be reduced by an amount greater than the chronic illness benefit payment. The chronic illness benefit payment will be the present value of the amount to be accelerated, based upon the interest rate and mortality assumptions described in the rider.If there is any Policy Debt at the time a chronic illness benefit payment is made, a portion of the payment will be used to repay a portion of the Policy Debt in accordance with the rider.Where this rider is available, it is included automatically for issue ages 18-65 for Insureds who qualify based on risk class and other underwriting requirements. The rider is only available at the time of policy issue.This rider will terminate on the earliest of:The date the Owner makes a Written Request to terminate (Note: The Owner may choose to terminate the rider if he or she wishes to guarantee that the policy’s death benefit is paid to the named beneficiaries rather than to the Owner. However, if the rider is terminated at the Owner’s request, it cannot be reinstated.);The date the policy is changed to a different policy on which this rider is not available;The date you exercise the accelerated death benefit for terminal illness rider; orThe date the policy terminates for any reason.An example of the operation of the Accelerated Death Benefit for Chronic Illness Rider is set forth in Appendix E.This rider is not available in New York.
Face Amount Charges
Prospectus:
Other Annual Expense, Description [Text Block]	Face Amount Charge
Other Annual Expense, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Other Annual Expense, Representative [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk$0.19 per $1,000 ofFace Amount
Other Annual Expense, Maximum [Dollars]	$ 2.82
Other Annual Expense, Current [Dollars]	$ 0.83
Other Annual Expense, Footnotes [Text Block]	The rates shown for the “representative insured” are first year rates only.Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.The face amount charge is set at issue for the Initial Face Amount and, for each increase, on the effective date of the increase. The charges will vary by the issue age, gender, and risk classification of the Insured for the Initial Face Amount and, for increases, by the Insured’s Attained Age, gender, and risk classification on the effective date of the increase. The range of face amount charges reflected for coverage years 1–20 simply accounts for the range of issue ages for all potential Insureds. Please see the full range of rates per $1,000 of Face Amount in the table below. The rates shown are for standard risks and vary by the Insured’s gender and issue age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
Asset Charge
Prospectus:
Other Annual Expense, Description [Text Block]	Asset Charge
Other Annual Expense, When Deducted [Text Block]	Daily
Other Annual Expense (of Average Account Value), Maximum [Percent]	1.25%
Other Annual Expense (of Average Account Value), Current [Percent]	0.80%
Other Annual Expense (of Other Amount), Current [Percent]	0.40%
Loan Interest Rate Expense Charge
Prospectus:
Other Annual Expense, Description [Text Block]	Loan Interest Rate Expense Charge
Other Annual Expense, When Deducted [Text Block]	Reduces the interest we credit on the loaned value. We credit loan interest daily.
Other Annual Expense (of Average Account Value), Maximum [Percent]	1.00%
Other Annual Expense (of Average Account Value), Current [Percent]	0.65%
Other Annual Expense (of Other Amount), Current [Percent]	0.00%
Other Annual Expense, Footnotes [Text Block]	We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate charged and the interest credited on loaned amounts. During the first ten Policy Years, the current Loan Interest Rate Expense Charge is 0.65% of the loaned amount and 0.00% of the loaned amount in subsequent Policy Years. The maximum Loan Interest Rate Expense Charge is 1.00% for all Policy Years.

[1]
(1)	As a percentage of Fund assets.

[2]
(1)	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

[3]
(*)	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the Fund’s total current expenses for Owners and will continue past the current year.

[4]
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

[5]
(2)	The expenses are based on estimated amounts for the current fiscal year of the Fund. The Fund has not been in operation for a full calendar year, and therefore has no performance history. Performance history will be available for the Fund after it has been in operation for one calendar year.

[6]
(3)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.

[7]
(4)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.

[8]
(5)	The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as investment choices under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML American Funds Growth Fund.

[9]
(6)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.